File No. 33-30156

As filed with the Securities and Exchange Commission on February 28, 2006

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 23

(Check appropriate box or boxes)

OneAmerica® Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

One American Square, Indianapolis, Indiana	46282
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(317) 285-1877

John C. Swhear, Esq., One American Square, Indianapolis, Indiana 46282

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (Check appropriate Space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on March 7, 2006 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on	(date)	pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on	(date)	pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed amendment.

OneAmerica® Funds, Inc.

OneAmerica® Socially Responsive Portfolio

Class O and Advisor Class Shares

One American Square

Indianapolis, Indiana 46282

(800) 249-6269

This prospectus describes the Class O and Advisor Class shares of common stock of the OneAmerica® Socially Responsive Portfolio (the “Portfolio”) offered by OneAmerica® Funds, Inc. (the “Fund”). Shares of the Portfolio are sold only to separate accounts of American United Life Insurance Company® (AUL) to fund investments in variable life and variable annuity contracts issued by AUL. The separate accounts of AUL buy and sell shares of the Portfolio according to instructions given by owners or participants in the contracts. The rights of owners and participants are described in the contracts or the certificates for those contracts and in the prospectus for the contracts.

This prospectus should be read in conjunction with the separate account’s prospectus describing the contracts, if applicable. Please read both prospectuses and retain them for future reference.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or found that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

March 7, 2006

THE PORTFOLIO

The primary investment objective of the Portfolio is long-term capital appreciation. The Portfolio seeks current investment income as a secondary objective. In pursuit of its objectives, the Portfolio primarily invests in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The Portfolio may invest in companies of any size and may change composition between small, medium and large companies depending on the outlook for the economic environment and the markets.

The Portfolio focuses on securities of companies which are sensitive to socially responsible principles. In particular, the Portfolio will typically avoid investments in the following types of companies:

•	Companies that are engaged in the manufacture of tobacco;
•	Companies that derive a significant portion of their revenues from the manufacture of alcohol;
•	Companies that are involved in gambling as a primary line of business;
•	Companies whose activities include direct participation in abortion; and
•	Companies that derive a significant portion of their revenues from activities that promote pornography.

Although the Portfolio intends to primarily invest in equity securities, it may also invest in other instruments such as preferred stock, convertible and non-convertible debt securities, options and money market instruments.

An investment in the Portfolio involves investment risk, including possible loss of the principal amount invested. The Portfolio is subject to market risk, which is the risk that the market value of its portfolio holdings may move up and down, sometimes rapidly and unpredictably. This risk may be particularly acute for the Portfolio’s investments in common stocks and other types of equity securities. Risks associated with equities of smaller and medium-sized companies may be greater than that of larger companies, especially during periods of economic uncertainty. Investments in foreign companies may also pose a greater risk to the Portfolio as the value of foreign companies may be affected by political, economic and social developments in foreign countries and fluctuations in currency exchange rates.

The Portfolio is also subject to socially responsible investing risk, which is the risk that, due to the inclusion of social criteria in selecting portfolio securities, the return of the Portfolio may be lower than if investment decisions were based solely on investment considerations. The Portfolio may entail interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. In particular, the Portfolio’s investments (if any) in fixed income securities generally will change in value inversely with changes in interest rates. In addition, an investment by the Portfolio in fixed income securities generally will expose the Portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Performance

Because the Portfolio has no investment track record, it has no performance information to serve as a basis for comparison against other mutual funds or against a broad measure of securities market performance, such as an index.

Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the Portfolio during the current fiscal year. These expenses are reflected in the share price of the Portfolio. The table does not reflect separate account or insurance contract fees and charges. If it did, the fees and charges would be higher.

Class O Annual Portfolio Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.70%
Other Expenses*	3.15%

Total Annual Portfolio Operating Expenses*	3.85%

* Other Expenses are based on estimates. For the current fiscal year, Other Expenses paid by the Portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, will not exceed 1.20% (the “fee cap”). Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time. The Investment Advisor may recoup any fee waivers in subsequent years, up to five years following when the fee waiver occurred, up to the fee cap for Total Annual Portfolio Operating Expenses.

Advisor Class Annual Portfolio Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses*	3.15%
Total Annual Portfolio Operating Expenses*	4.15%

* Other Expenses are based on estimates. For the current fiscal year, Other Expenses paid by the Portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, will not exceed 1.50% (the “fee cap”). Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time. The Investment Advisor may recoup any fee waivers in subsequent years, up to five years following when the fee waiver occurred, up to the fee cap for Total Annual Portfolio Operating Expenses.

Expense Example

These examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Portfolio Share Class	1 Year	3 Years

Socially Responsive Class O	$387.06	$1,173.22
Socially Responsive Advisor Class	416.52	1,258.72

GENERAL INFORMATION ABOUT THE FUND

Management of the Fund

The business and affairs of the Fund are managed under the direction of its Board of Directors according to laws of the State of Maryland and the Fund’s Articles of Incorporation and Bylaws. Information about the directors and the Fund’s executive officers may be found in the Statement of Additional Information under the heading “Management of the Fund.”

The Investment Advisor – American United Life Insurance Company®

American United Life Insurance Company® (“AUL”) is the investment advisor of the Portfolio (the “Investment Advisor”). AUL has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company (“MHC”). After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the “Stock Holding Company”). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued

$200 million aggregate principal amount of its 7% senior notes due 2033 in 2003. AUL conducts a conventional life insurance and annuity business. At December 31, 2004, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $15,028.0 million and had equity of $1,182.3 million.

Subject to the overall supervision of the Board of Directors, the Investment Advisor exercises overall responsibility for the investment and reinvestment of the Fund’s assets. In so doing, the Investment Advisor manages the day-to-day investment operations and composition of the Portfolio. These duties include the purchase, retention, and disposition of portfolio securities and cash in accordance with the Portfolio’s investment objectives and policies as stated in this prospectus.

Under the Investment Advisory Agreement entered into between the Investment Advisor and the Fund, on behalf of the Portfolio, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage equal to 0.50% of the average daily net assets of the Portfolio.

A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement relating to the Portfolio will be available in the Fund’s semi-annual report for the fiscal half-year ending June 30, 2006.

AUL or its affiliates may, out of their own resources and at no additional cost to the Portfolio or shareholders, pay broker-dealers and other financial intermediaries (“Intermediaries”) for providing services to the Fund or to investors. Such payments, commonly referred to as “revenue sharing,” do not increase Portfolio expenses and are not reflected in the fees and expenses listed in the expense table of this prospectus. The compensation received by Intermediaries via these payments may be more or less than the overall compensation received by the Intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the Intermediary, including the investment options available under your variable insurance contract. Shareholders may obtain more information about these arrangements, including associated conflicts of interest, from their Intermediary, and should so inquire if they would like additional information. Shareholders also may inquire of an Intermediary how the Intermediary will be compensated for investments made in the Portfolio.

The Portfolio Managers

The day-to-day management of the Portfolio is the joint responsibility of Kathryn Hudspeth, CFA, Vice President, Equities and Erik Leighton, MBA, Senior Research Analyst. Ms. Hudspeth has been with AUL since 1989. In her role as equity portfolio manager, she is responsible for developing and executing equity investment strategy for the OneAmerica portfolios and AUL’s general account. Prior to joining AUL, Ms. Hudspeth was Vice President at Bank One, where she had been responsible for personal trust portfolios, institutional accounts and credit research.

Mr. Leighton has been a member of AUL’s equity portfolio management team since joining AUL in 2001. He provides input on portfolio strategy and makes investment recommendations. He also performs credit analysis, industry reviews and economic analysis. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities issued by the Fund.

ABUSIVE TRADING PRACTICES

Late Trading. Some investors attempt to profit from trading in funds after the close of the market, but before the funds have actually been priced. Because the market has closed, these investors may have actual knowledge of the price of the securities held by a fund prior to the calculation of that fund’s share price. They are, therefore, executing trades in the funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

The Fund prohibits late trading in the Portfolio. The insurance company separate accounts date and time stamp all trades from whatever source and allow only those trades received prior to the close of the market to receive that day’s share value. All trades received after this point will receive the next day’s calculated share value.

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions of Portfolio shares would disrupt portfolio management, hurt Portfolio performance and drive Portfolio expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Directors of the Fund has approved a policy intended to discourage market timing and excessive trading, which the Fund does not accommodate. If you intend to engage in such practices, do not invest in the shares of the Fund. The Fund reserves the right to reject any request to purchase shares which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

The Fund does not always know and cannot always reasonably detect such trading, particularly since trading is executed through omnibus account arrangements of insurance company separate accounts. The insurance company’s policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, the insurance company does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by investment accounts. Omnibus trades in an individual investment account which exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing task force (the “Task Force”), and are enforced against all participants/policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder/participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder/participant trading history is reviewed to determine if the trading activity is indeed abusive short-term trading. This procedure is enforced against all participants/policyholders consistently.

In the case of an individual policy, if it is determined that the trading activity violates the Fund’s policy, then the policyholder is notified of restrictions on his/her account. The policyholder’s access to internet and interactive voice response trades are turned off, and he/she is limited to a specific number of trades per month, as determined by the Task Force. While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

In the case of group variable annuities, the plan sponsor is notified of the trading activity and encouraged to communicate to the participant to cease and desist the activity in question. If the activity continues, the participant’s trading privileges may be restricted, as described above. As with individual policies, while these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

The Fund will not enter into any agreement with any individual, corporation, insurance company separate account or other entity that would permit such activity for that entity while discouraging it for other shareholders.

FURTHER PORTFOLIO INFORMATION

Investment Objectives and Investment Strategies

The primary investment objective of the Portfolio is long-term capital appreciation. The Portfolio seeks current investment income as a secondary objective. The investment objectives of the Portfolio are not fundamental and may be changed by the Fund’s Board of Directors without the approval of the shareholders.

The Portfolio invests primarily in equity securities selected based on strong underlying fundamentals, attractive relative valuations, and long-term growth potential. The Advisor may incorporate technical analysis to assist in the timing of trading decisions. In addition to extensive fundamental analysis, the Portfolio focuses on securities of companies which are sensitive to socially responsible principles. The investment selection process incorporates an analysis of each company’s business involvement with regard to various social issues. In particular, the Portfolio will typically avoid investments in the following types of companies:

•	Companies that are engaged in the manufacture of tobacco;
•	Companies that derive a significant portion of their revenues from the manufacture of alcohol;
•	Companies that are involved in gambling as a primary line of business;
•	Companies whose activities include direct participation in abortion; and
•	Companies that derive a significant portion of their revenues from activities that promote pornography.

The Advisor may rely on an outside independent authority to assist with its monitoring efforts. The social criteria for the Portfolio are not fundamental and may be changed without the approval of shareholders.

The Portfolio is diversified and will not concentrate its securities purchases in a particular industry or group of industries. The Portfolio is a “multi-capitalization” fund, meaning it may invest in companies of any size, from large, well-established companies to smaller companies with market capitalizations below one billion dollars. The Portfolio may change composition between small, medium and large companies depending on the outlook for the economic environment and the markets.

Normally, the Portfolio primarily will invest in equity securities listed on a national securities exchange or traded over-the-counter. However, the Portfolio also may invest in other instruments and investment techniques including, without limitation, preferred stock, debentures that can be converted to common stock or that have rights to buy common stock in the future, nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments, repurchase agreements, reverse repurchase agreements, and mutual funds. The Portfolio may also buy and sell options on securities and securities indices, although it will do so only for purposes of trying to generate current income or to hedge Portfolio risks, and not for speculative purposes.

When the Investment Advisor believes that financial, economic, or market conditions require a more defensive strategy, the Portfolio may increase its holdings of nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments.

Many of the investment strategies and techniques described in this prospectus are discretionary, and the portfolio managers can decide whether or not to use them at any particular time. Other techniques, strategies and investments may be made that are not part of the Portfolio’s principal investment strategies.

General Risks

The Portfolio is, of course, subject to the general risk that its investment objectives will not be achieved, or that the portfolio managers will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the Portfolio’s investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter-term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The Portfolio invests primarily in equities and may be particularly subject to the potential risks (and rewards) and volatility of investing in equities.

The Portfolio may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

Socially Responsible Investing Risks

The Portfolio invests in securities that meet certain fundamental and financial criteria as well as social criteria. Due to the inclusion of social criteria, the Portfolio may not pursue opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities when it is otherwise disadvantageous to do so. As a result, the return of the Portfolio may be lower than if investment decisions were based solely on investment considerations.

Interest Rate Risk

The Portfolio may invest in fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks or other equity securities in which the Portfolio invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Portfolio’s investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the Portfolio invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Portfolio’s shares if it invests in the company’s securities.

Derivatives Risk

The Portfolio’s use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the Portfolio will be able to engage in these transactions to reduce exposure to other risks.

Defensive Strategy

If the Investment Advisor believes that economic or other market conditions, such as excessive volatility or sharp market declines, require taking a defensive position to preserve or maintain the assets of the Portfolio, then the Portfolio may purchase securities of a different type or types than it ordinarily would purchase, such as short-term money market instruments, even if such purchases are contrary to the investment objectives of the Portfolio. Taking such a defensive position could prevent the Portfolio from attaining its investment objectives, or cause it to miss out on some or all of an upswing in the securities market.

Please see the Statement of Additional Information for more detailed information about the Portfolio, its investment strategies, and its risks.

Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the Portfolio’s Statement of Additional Information, which is available upon request.

PURCHASE AND REDEMPTION OF SHARES

As of the date of this prospectus, shares of the Portfolio are offered only for purchase by one or more separate accounts of AUL to serve as an investment medium for the contracts issued by AUL. Shares of the Portfolio may be offered in the future to separate accounts of other affiliated or unaffiliated insurance companies to serve as the underlying investments for variable life and annuity contracts. Owners of the contracts do not deal directly with the Fund with respect to acquisition, redemption or transfer of shares and should refer to the contract (or certificate) or, if applicable, the prospectus for the separate account for information on allocation of premiums and on transfers of account value.

Shares of the Portfolio may be purchased or redeemed on any day that AUL is open for business. Shares of the Portfolio are sold at the per share net asset value (without a sales charge) next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate account. The separate accounts invest in shares of the Fund in accordance with allocation instructions received from owners and participants of the contracts offered by AUL. The Portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of shares, in whole or in part. Redemptions will be effected by the separate accounts to meet obligations under the contracts. Redemptions are made at the per share net asset value next determined after receipt of the redemption request by AUL at its home office, on behalf of a separate account. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Fund (1) when the New York Stock Exchange (the “NYSE”) is closed (other than customary weekend and holiday closings) or for any period during which trading is restricted; (2) because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of new assets not reasonably practicable; and, (3) whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.

The Portfolio reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Net Asset Value

The net asset value per share of the Portfolio’s Advisor Class and Class O shares is determined by dividing the value of the Portfolio’s net assets attributable to the class of shares by the number of class shares outstanding. That determination is made once each business day, Monday through Friday, during which the NYSE is open for trading as of the close of the NYSE (normally, 4 p.m., Eastern Standard Time (EST)). Net asset value will not be determined on days that the NYSE is closed, on any federal holidays or on days when AUL is not open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving. If portfolio investments of the Portfolio are traded in markets on days that are not business days of AUL and the Portfolio, the Portfolio’s net asset value may fluctuate on days when investors cannot purchase or redeem shares.

The value of the assets of the Portfolio is based on their market prices, with special provisions for assets not having readily available market quotations. If market quotations are not readily available (which may include closing prices deemed to be unreliable due to subsequent events), the securities will be fair valued using procedures adopted by the Board of Directors. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fund management makes such determinations in good faith in accordance with the Fund’s valuation procedures. Fair value determinations can involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share.

The net asset value per share of the Portfolio will fluctuate in response to changes in market conditions and other factors.

CLASSES OF SHARES – CLASS O AND ADVISOR CLASS SHARES

The Fund offers Class O and Advisor Class shares of the Portfolio in this prospectus. The Class O shares and the Advisor Class shares are identical in all material respects, except that Advisor Class shares are subject to the fee paid pursuant to the 12b-1 distribution and service plan described below.

Distribution and Servicing (12b-1) Plan – Advisor Class Shares

The Fund may pay annual fees of up to .30% of the Portfolio’s average daily net assets attributable to Advisor Class shares as compensation or reimbursement for a variety of services and expenses in connection with the marketing, sale and distribution of Advisor Class shares (“distribution fees”) and in connection with personal services rendered to investors (“servicing fees”). These payments are made pursuant to a Distribution and Servicing (12b-1) Plan adopted by the Fund with respect to the Advisor Class shares of the Portfolio. The plan will be operated as a compensation plan. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

TAXATION

The Portfolio intends to qualify and to elect to be taxed as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Portfolio qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, the Portfolio will not be liable for federal income tax on income it distributes. The Portfolio also intends to comply with diversification requirements under section 817(h) of the Code that apply to mutual funds underlying variable contracts.

Because the shareholders of the Portfolio will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant policy or contract. See the Statement of Additional Information for more information on taxes.

We have not authorized anyone to provide you with information that is different from the information in this prospectus. You should only rely on the information in this prospectus or in other information provided to you by us. This prospectus is not an offering by the Fund in any jurisdiction which such offering may not be lawfully made.

There is a Statement of Additional Information that has more information about the Fund and the Portfolio. It is incorporated by reference and is legally considered a part of this prospectus. The Fund also files annual and semi-annual reports with the SEC. These reports will provide more information about the Portfolio’s investments. In the annual report, an investor will be able to find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the fiscal year covered by the report.

You may request a free copy of the Statement of Additional Information or a copy of the Fund’s annual or semi-annual reports by writing to us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us. The Fund does not have an Internet website at which this information is accessible.

Information about the Fund can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., which may be contacted at 1-202-942-8090. Reports and other information is also available on the SEC’s Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by e-mailing your request to public.info@sec.gov. The SEC will charge a duplicating fee for those services. Please reference the Fund’s Investment Company Act file number in your correspondence.

The Portfolio is not insured by the Federal Deposit Insurance Corporation; is not a deposit or other obligation of the financial institution and is not guaranteed by the financial institution; and is subject to investment risks, including possible loss of the principal invested.

OneAmerica® Funds, Inc.

OneAmerica® Socially Responsive Portfolio

Class O and Advisor Class Shares

Variable Life and Annuity Contracts

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY®

One American Square

Indianapolis, Indiana 46282

PROSPECTUS

Dated: March 7, 2006

Investment Company Filing No. 811-05850

Statement of Additional Information

OneAmerica Funds, Inc. (the “Fund”)

OneAmerica Socially Responsive Portfolio (the “Portfolio”)

Class O and Advisor Class Shares

March 7, 2006

This is a Statement of Additional Information (“SAI”) and not a prospectus. It contains more detailed information about the Fund than the prospectus. You may request a free copy of the prospectus by writing to us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. The date of the current prospectus is March 1, 2006.

A table of contents for this SAI is found below.

TABLE OF CONTENTS

INTRODUCTION

This SAI is designed to provide additional detail about the OneAmerica Socially Responsive Portfolio (the “Portfolio”) in order to supplement the information set forth in the prospectus. Captions and defined terms in this SAI generally correspond to like captions and terms in the prospectus.

The Fund

OneAmerica Funds, Inc. (the "Fund") is an open-end management investment company, commonly referred to as a mutual fund. The Portfolio is one of five diversified portfolios of the Fund. Each portfolio has its own investment objectives, which are described in the relevant prospectus.

The Fund was incorporated under the laws of Maryland on July 26, 1989, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

The Fund issues Class O shares and Advisor Class shares of common stock in the Portfolio. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the Rule 12b-1 distribution and service plan described herein.

More portfolios or classes may be added in the future. An interest in the Fund is limited to the assets of the Portfolio in which shares are held. Shareholders of the Portfolio are entitled to a pro rata share of all dividends and distributions paid by the Portfolio.

GENERAL DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. Government Securities

The Portfolio may invest in U.S. Government securities. U.S. Government securities are obligations of, or obligations guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates).

Direct obligations of the U.S. Government include a variety of Treasury securities which differ with respect to coupons, maturities, and dates of issue. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to 10 years, and Treasury bonds generally have a maturity of greater than 10 years. Securities guaranteed by the U.S. Government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). The payment of principal and interest of these securities is unconditionally guaranteed by the U.S. Government. They are thus of the highest credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates but, if held to maturity, the United States is directly obligated or guarantees to pay them in full.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor obligations guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are supported by the issuer’s right to borrow from the U.S. Government; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farmers Financing Bank, Farmers Home Administration, Farm Credit Banks, and the Tennessee Valley Authority.

Corporate Bonds and Debt Securities

The Portfolio may invest in U.S. dollar or foreign currency-denominated corporate bonds or debt securities of domestic or foreign issuers, which may include, without limit, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. These instruments must be investment grade, or, if unrated, be deemed to be comparable in quality to corporate debt securities in which the Portfolio may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The investment return on a debt security reflects interest earnings and changes in the market value of the security. The market value of the Portfolio’s securities may be affected by, among other things, changes in interest rates, and the price of debt obligations will generally rise and fall inversely with interest rates. Longer-term debt obligations will normally have greater price volatility than shorter-term obligations.

A debt security also presents the risk that the issuer of the security may not be able to meet its obligations on interest or principal payments at the time called for by the instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the same degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer-term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal. In the event that ratings decline after the Portfolio’s investment in debt securities, the investment advisor to the Fund will consider all such factors as it deems relevant to the advisability of retaining such securities. See Appendix I below for further information concerning bond ratings.

Among the corporate debt securities in which the Portfolio may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. The Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential.

The Portfolio may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Securities rated in categories Baa and BBB are the lowest which are considered "investment grade” obligations. Moody's Investors Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i] nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Group ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w] hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. . .than in higher rated categories."

Repurchase Agreements

The Portfolio may invest in repurchase agreements. If the Portfolio acquires a security from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the term of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement. Such transactions afford an opportunity for the Portfolio to maintain liquidity and earn income over periods of time as short as overnight.

The underlying securities on repurchase agreements are ordinarily U.S. Government securities, but may be other securities in which the Portfolio might otherwise invest. The Portfolio will enter into repurchase agreements only if they are fully collateralized. The market value of the collateral, including accrued interest, will equal or exceed the repurchase price, and the collateral will be in the actual or constructive possession of the Portfolio. Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The investment advisor will monitor the value of the underlying securities at the time a repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to the Portfolio. The investment advisor will also evaluate the creditworthiness and financial responsibility of the banks and broker-dealers with which the portfolios enter into repurchase agreements.

The Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities which are not readily marketable, would exceed applicable limits on the Portfolio's investments in illiquid securities.

The repurchase agreement subjects a Portfolio to the risk of the inability of the seller to pay the repurchase price on the delivery date; however, the underlying security constitutes the collateral for the seller's obligation. In addition, the Portfolio will enter into repurchase agreements only with parties that the investment advisor considers creditworthy. In the event the seller does default, the Portfolio may incur (1) a loss if the value of the collateral declines and (2) disposition costs in connection with liquidating the collateral. In the event bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

Reverse Repurchase Agreements

The Portfolio may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price.

The Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase.

Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. The Portfolio typically will segregate liquid assets to cover its obligations under reverse repurchase agreements. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of the purchase commitment, the Portfolio will limit its investments in such reverse repurchase agreements and other borrowings to no more than one-third of the current market value of the Portfolio's total assets. The use of uncovered reverse repurchase agreements by a Portfolio creates leverage which increases the Portfolio’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

The Portfolio may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with a broker-dealer requires segregation of U.S. Government securities or cash or cash equivalents equal to its obligations under reverse purchase agreements.

Banking Industry and Savings Industry Obligations

The Portfolio may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks; and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&L").

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or S&L for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. The Portfolio will invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), consistent with applicable limits on its investments in illiquid securities.

The Portfolio will not invest in obligations issued by a commercial bank or S&L unless the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by S&P or Moody's, or, if the institution has no outstanding securities rated by S&P or Moody's, such institution, in the determination of the investment advisor, has creditworthiness similar to institutions having outstanding securities so rated.

The Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and foreign banks. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U. S. Government agency or instrumentality.

Options

In pursuing its investment objectives, the Portfolio may engage in buying put and call options if (1) after any sale, not more than 25% of the Portfolio’s total assets are subject to calls; (2) the calls are traded on a domestic securities exchange or board of trade; and (3) the calls are "covered."

The Portfolio may also write put options ("puts") if (1) after any sale, the aggregate of the exercise prices of all outstanding puts written by the Portfolio do not exceed 25% of the Portfolio’s total assets; (2) the puts are traded on a domestic securities exchange or board of trade; and (3) the puts are "secured."

In the case of a call on a security, the option is "covered” if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by its Custodian) upon conversion or exchange of other securities held by the Portfolio. A put is secured if the Portfolio maintains cash, cash equivalents or U.S. Government securities with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price.

The Portfolio may sell calls it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the call which is sold.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the underlying security at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security (in the case of a call) upon payment of the exercise price or to pay the exercise price (in the case of a put) upon delivery of the underlying security.

If an option written by the Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration of a call, it may be closed out by an offsetting purchase of a call option of the same series (type, exchange, underlying security, exercise price and expiration).

The principal factors affecting the market value of a call include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of the option is marked-to-market daily and is valued at the closing price on the exchange or board of trade on which it is traded, or, if no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. If a call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option.

There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio was unable to close out a covered call option it had written on a security due to trading restrictions or suspensions imposed on the options markets, it would not be able to sell the underlying security. If the Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so. As a writer of a covered call option, the Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

Since option premiums paid or received by the Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying call options offers large amounts of leverage, which could result in the Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Other Investment Companies

The Portfolio may invest in shares issued by other investment companies. The Portfolio is, under federal securities laws, limited in the degree to which it may invest in shares of another investment company. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

Illiquid and Restricted Securities

The Portfolio may invest in an illiquid or restricted security if the investment advisor believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the security. Its illiquidity might prevent the sale of such a security at a time when the investment advisor might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio's liquidity. The Portfolio may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Portfolio could realize upon disposition.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid, and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Portfolio may invest up to 10% of its total assets in illiquid securities, measured at the time of investment.

Lending of Portfolio Securities

The Portfolio may, from time to time, lend securities to brokers, dealers and financial institutions and receive as collateral cash or U.S. Treasury securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. Such loans may not have terms longer than 30 days and will be terminable at any time. The Portfolio may also pay reasonable fees to persons unaffiliated with the portfolios for services in arranging such loans.

INVESTMENT RESTRICTIONS

The Portfolio's investment restrictions set forth below are fundamental policies of the Portfolio and may not be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The vote of a majority of the outstanding voting shares of the Portfolio means the vote at a meeting of the Portfolio’s shareholders of the lesser of: (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Portfolio. Under these restrictions, the Portfolio may not:

1.                           Purchase any securities which would cause more than 25% of the value of the Portfolio’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

2.                          Borrow money or issue senior securities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

3.                          Make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

4.                          Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”

5.                           Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Portfolio; and

6.                           Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding voting shares of the Portfolio. The Portfolio may not:

1.           Purchase or otherwise acquire any securities if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause the Portfolio’s investments in illiquid securities to exceed the limitation set forth above, the

Portfolio will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Portfolio would not be required to liquidate any portfolio securities where the Portfolio would suffer a loss on the sale of such securities.

To the extent the Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the directors, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to investment restriction no. 2.

Disclosure of Portfolio Holdings

It is the Fund’s policy that portfolio security information will only be disclosed in situations when it is believed that such disclosures are in the best interest of Fund investors.

The Fund currently provides portfolio security information to the following entities:

1.

A complete list of holdings is provided to individual investors on a biannual basis through the Fund’s annual and semi-annual reports. The annual report includes holdings as of the last day of the calendar year and is published by the end of February of the following year. The semi-annual report includes portfolio holdings as of June 30 and is available by the end of August of each calendar year. The Fund also files portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each year.

2.	Fund holdings are provided to several third-party service providers.

•

The Fund custodian has daily access to portfolio holdings. They are prohibited from disseminating this information to any other entity unless it is required by law or they have received prior approval from the Fund or the Fund’s investment advisor.

•

Organizations that process and provide the Fund with proxy voting materials receive current security information from the Fund custodian on a daily basis. These parties are restricted in their agreement with the Fund accountant from using the information for anything other than the services provided under the agreement.

•

The Fund auditor reviews previous year-end portfolio holdings during the first quarter of every year. The auditors are restricted from sharing the information except as required by the agreement and the services rendered.

•

Third-party service providers create informational sheets for current and potential Fund investors. Security information is usually provided approximately three to four weeks following each quarter-end to these third party service providers. Informational sheets are typically available to Fund investors within two months following each quarter-end. Third party service providers are restricted from using or disclosing this information except for purposes of preparing the information sheets.

•

Brokers-Dealers or research firms may receive portfolio holdings in order that they may provide information regarding companies of interest, based on the holdings of the Portfolio. This information is provided on an ad-hoc basis and only includes security names on the day the information is sent. Brokers are prohibited from disclosing, publishing, or disseminating security information unless they have received prior consent from the Fund or from the Fund’s investment advisor.

3.

Holding information is made available to various rating and ranking organizations so they are able to analyze the Portfolio. Providing this information is a prerequisite to be included in the analysis process of each rating organization. Security information is typically provided on a monthly or quarterly basis, depending on the requirements of the rating organization. Their analysis is typically available for distribution within one to three months, depending on the organization. Rating organizations will either publish security information on funds included in their database that is then available only to individuals who subscribe to their analysis services, provide a list of top 10 holdings, or not publish any of the holding information that has been provided to them.

4.	Portfolio holdings are never provided to “select” clients or entities for trading purposes or for personal gain.

No compensation or consideration is received by the Fund, its investment advisor, or any party in connection with the disclosure of information about portfolio securities.

The following individuals or categories of individuals may authorize disclosure of the Fund’s portfolio securities:

1.	the Investment Officers of the Investment Advisor
2.	the Board of Directors of the Fund
3.	the Executive Officers of the Fund

The Board of Directors of the Fund reviews and approves the policies and procedures regarding disclosure of Fund holdings on an annual basis. All such policies and procedures are included in the Compliance Program for the Fund.

MANAGEMENT OF THE FUND

Management Information

Overall responsibility for management of the Fund rests with its Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

Standing Committees of the Board of Directors

The Audit Committee is composed of Ms. Wojtowicz (Chair), and Messrs. Helmich and Viets, each of whom is a Director who is not an “interested person” (for regulatory purposes) of the Fund (an “Independent Director”). All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets twice per year in conjunction with winter and summer in-person meetings of the Board of Directors, or more frequently as called by the Chair. The committee meets with the Fund’s Treasurer and Chief Compliance Officer, with personnel responsible for the internal audit function of the Investment Adviser, and with the Fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fund. The committee assists the Board in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fund and the Fund's service providers, (ii) the financial reporting processes of the Fund, (iii) the independence, objectivity and qualification of the auditors to the Fund, (iv) the annual audits of the Fund's financial statements, and (v) the accounting policies and disclosures of the Fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for the Fund, and (ii) the provision by any outside auditor of certain non-audit services to the Fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It oversees and receives reports on the Fund's service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls.

The committee reviews at least annually a report from the outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will review periodically the Fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect to compliance with its investment restrictions, the code of ethics relating to personal securities transactions, the Fund's Compliance Program, and anti-money laundering requirements. During the fiscal year ended December 31, 2004, the committee held 0 meetings, as it was formed at the December 2004 meeting of the Board of Directors.

The names of the Directors, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the Fund complex overseen, and other directorships held by each Director and executive officer are set forth below:

Number of

Portfolios
	Current	Term of	Principal	in Fund	Other
Name, Address	Position	Office and	Occupation	Complex	Directorships
Age	with the	Length of	During the	Overseen	Held By
in 2005	Fund	Service	Past 5 Years	by Director	Directors

Independent Directors

Donald J. Stuhldreher	Director,	Indefinite,	Retired since	5	None
4210 Statesman Drive	Chairman of	12/14/2001 to	1990
Indianapolis, IN 46250	the Board	Present

Age 69

Jean L. Wojtowicz	Director,	Indefinite,	President,	5	None
440 Coventry Way	Chairman	9/22/2003 to	Cambridge Capital Management Corp.
Noblesville, IN 46060	Audit Comm.	Present	(1983-Present)

Age 48

Stephen J. Helmich	Director	Indefinite,	President,	5	None
6430 Orinoco Ave.		12/17/2004 to	Cathedral High School
Indianapolis, IN 46227		Present	(1999-Present)

Age 56

Gilbert F. Viets	Director	Indefinite,	Chief Financial	5	None
760 Wood Court		9/27/2004 to	Officer, ATA Holdings, Inc.
Zionsville, IN 46077		Present	(7/1/2004 –Present); Associate Clinical Professor,
Age 62			Kelley School of Business
Indiana University-Bloomington
(8/2002-7/2004)

Interested Directors

James W. Murphy	Director	Indefinite,	Senior Vice	5	None
11800 Pebblepoint Pass		7/26/1989 to	President, Corporate Finance,
Carmel, IN 46032		Present	American United Life
Age 69			Insurance Company
(5/01/1977 until his

retirement on 4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

	Current	Term of	Principal
	Position	Office and	Occupation
	With the	Length of	During the
Name, Age in 2005*	Fund	Service	Past 5 Years

Dayton H. Molendorp	President	Indefinite,	President and CEO, American
Age 58		9/27/2004 to	United Life Insurance Company
		Present	(9/2004- Present); Executive Vice

President, American United Life Insurance Company (2/2003-9/2004); Senior Vice President, Individual Division, American United Life Insurance Company (9/1999 - 2/2003); Director, American United Life Insurance Company, (12/2000 - present)

Constance E. Lund	Treasurer	Indefinite,	Senior Vice President, Corporate

Age 52               2/2/2000 toFinance, American United LifePresentInsurance Company (1/2000 topresent)

Thomas M. Zurek	Secretary	Indefinite,	General Counsel & Secretary
Age 57	12/13/2002 to	American United Life Director

Present               Insurance Company (8/2002 to present); Director, American United Life Insurance Company

(8/2002 - present); Secretary, State

Life Insurance Company (8/2002 - present); Partner, Nymast, Good, Voigts, West, Hansel and O'Brien

(1992-1998; 2001-8/2002); General Counsel and Executive V.P., American General Life Companies

(1998-2001)

John C. Swhear,	Assistant	Indefinite,	Investment Adviser Chief
age 44	Secretary	12/13/2002 to	Compliance Officer, American,

Present             United Life Insurance Company (8/2004 - present); Assistant

Chief Compliance Indefinite,                       General Counsel, American United Officer 6/29/2004 to Insurance Company (5/2003 –

present	present); Senior Counsel,

American United Life Insurance Company (8/2000 - 5/2003)

*The Executive Officers of the Fund can be reached at One American Square, Indianapolis, Indiana 46282.

Due to their current employment with American United Life Insurance Company(R) (“AUL”), the investment advisor to the Fund (the “Investment Advisor”), Mr. Molendrop, Ms. Lund, Mr. Swhear and Mr. Zurek may be deemed to be "interested persons" as defined by Section 2(a)(19) of the 1940 Act. With regard to Mr. Murphy, due to his recent employment with AUL and the current receipt of deferred compensation from AUL, Mr. Murphy may also be deemed to be an "interested person" as defined by Section 2(a)(19) of the 1940 Act.

Listed below for each Director is a dollar range of equity securities beneficially owned in the Fund, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Director that are in the same family of investment companies as the Fund, as of December 31, 2004:

Aggregate Dollar Range
of Equity Securities in

All Registered Investment
Companies Overseen by the
	Dollar Range of Equity	Director in Family of
Name of Director	Securities in the Fund*	Investment Companies*

Donald J. Stuhldreher	$10,001 - $50,000	$10,001 - $50,000
Jean L. Wojtowicz	None	None
Gilbert F. Viets	None	None
Stephen J. Helmich	$10,001 - $50,000	$10,001 - $50,000
James W. Murphy	None	None

* In disclosing the dollar range of equity securities beneficially owned by a Director in these columns, the following ranges will be used: (i) none; (ii) $1 - 10,000; (iii) $10,001 - 50,000; (iv) 50,001-$100,000; and (v) over $100,000.

No Independent Director (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in AUL, the principal underwriter of the Fund, or any entity controlling, controlled by or under common control with AUL or the principal underwriter of the Fund (not including registered investment companies). Set forth in the table below is information regarding ownership of each Independent Director (and his immediate family members) of securities issued by AUL, the principal underwriter of the Fund, and any entity controlling, controlled by or under common control with AUL or principal underwriter of the Fund (not including registered investment companies).

Name of	Name of Owners
Independent	and Relationships		Title of	Value of	Percent
Director	to Directors	Company	Class	Securities	of Class

Donald J. Stuhldreher	None	None	None	None	None

Jean L. Wojtowicz        None NoneNoneNoneNone Gilbert F. Viets None None NoneNoneNone

Stephen J. Helmich	None	None	None	None	None

No Director is a party adverse to the Fund or any of its affiliates in any material pending legal proceeding.

No Independent Director or immediate family member has, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Fund or the Investment Advisor or their affiliates (other than the Fund); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Fund;

•	an officer of the Fund;

•

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the Fund or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Advisor or principal underwriter of the Fund;

•

an officer of the investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the Fund or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Advisor or principal underwriter of the Fund or an officer of the Investment Advisor or principal underwriter of the Fund;

•	a person directly or indirectly controlling, controlled by, or under common control with the Investment Advisor or principal underwriter of the Fund; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Investment Advisor or principal underwriter of the Fund.

Compensation of Directors

The Fund pays those Directors who are not officers or employees of AUL a fee of $7,500 per year plus $1,000.00 per board meeting attended. The Chairman of the Board is paid an additional $5,000 per year. A Chairman of any chartered committee of the Board is paid an additional $1,000 per year. Each member of any chartered committee of the Board is paid $450 per committee meeting attended. The Fund also pays travel expenses incurred by Directors to attend Board meetings. During the fiscal year ended December 31, 2004, the Fund paid fees aggregating $39,883 to all Directors who are not officers or employees of the Fund. AUL pays all salaries, fees, and expenses of any Director or Executive Officer of the Fund who is an officer or employee of AUL and the Fund makes no payments to such Persons. As of the end of the 2004 fiscal year, the officers and directors, as a group, have no interest in any contracts which would entitle them to give voting instructions for any portfolio of the Fund. Neither the Fund nor AUL accrues pension or retirement benefits as a part of Fund expenses, and Directors of the Fund are not entitled to benefits upon retirement from the Board of Directors.

Compensation Table

Name of Person, Position	Aggregate	Pension or Retirement	Total Compensation
	Compensation	Benefits Accrued	from Fund and Fund
from Fund*	As Part of Funds		Complex Paid to Directors*
Expenses

James W. Murphy	$10,025	$--	$10,025
Donald J. Stuhldreher	$12,942	$--	$12,942
Jean L. Wojtowicz	$10,025	$--	$10,025
Gilbert F. Viets	$1,875	$--	$1,875
Ronald Anderson**	$5,017	$--	$5,017

*Represents total fees paid by the Fund to each Director indicated for the calendar year ended December 31, 2004.

** Director resigned as of July 2004.

Principal Holders and Management Ownership of Securities

As of January 1, 2006, the Directors and Executive Officers of the Fund, as a group, owned variable contracts that entitled them to give voting instructions with respect to less than one percent of the shares of the Portfolio.

As of January 1, 2006, the Fund's records showed no shareholders as beneficially owning more than 5% or more of any class of the Portfolio's shares.

The Investment Advisor

American United Life Insurance Company (R) (“AUL”) serves as investment advisor to the Fund (the “Investment Advisor”) pursuant to an Investment Advisory Agreement (the “Agreement”) between it and the Fund. The Investment Advisor is responsible for administering affairs of the Fund and supervising the investment program for the portfolios in accordance with applicable laws and regulations. The Investment Advisor also furnishes to the Board of Directors, which has overall responsibility for the business and affairs of the Fund, periodic reports on the investment performance of each Portfolio.

At the Fund's request, the Investment Advisor provides, without charge, personnel (who may also serve as officers of the Fund) to render certain clerical, accounting, administrative and other services to the Fund as may be requested. Also, the Investment Advisor furnishes to the Fund, without additional charge, such administrative and management supervision and office facilities (which may be the Investment Advisor's own offices) as the Investment Advisor may believe appropriate or as the Fund may reasonably request. However, the Fund may also hire its own employees and contract for services to be performed by third parties.

The Fund pays the Investment Advisor a fee for its services under the agreement based on an annual percentage of the average daily net assets of the Portfolio. The Fund pays the Investment Advisor a monthly fee at an annual rate of .50% of the average daily net assets for the Portfolio. The Portfolio has not yet commenced operations. Thus, the Investment Advisor has not received any advisory fees from the Fund for managing the Portfolio.

AUL conducts a conventional life insurance and annuity business, and manages pension and other accounts. As of December 31, 2004, the OneAmerica Financial Partners, Inc. enterprise, in which the Investment Advisor is a partner, had assets of $15,028.0 million and had equity of $1,182.3 million. The Investment Advisor is registered with the SEC as an investment advisor. Such registration does not involve supervision by the SEC over investment advice.

The agreement with the Investment Advisor, dated February 24, 2006, was approved by a majority of the Fund’s directors, including a majority of the directors who are not parties to the agreement or interested persons of any such party. Following an initial term of up to two years, the agreement will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio, as well as a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The agreement will terminate automatically in the event of its assignment, and it may be terminated without penalty on sixty days’ written notice by the Board, or pursuant to a majority vote, in accordance with the 1940 Act, of the persons entitled to vote in respect to the Portfolio.

The Board of Directors most recently approved the agreement at a meeting held on February 24, 2006. In determining whether it was appropriate to approve the agreement, the Board of Directors requested information, which was provided by the Investment Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Directors determined that the agreement is consistent with the best interests of the Portfolio and its shareholders, and enables the Portfolio to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders. The Board of Directors made these determinations on the basis of the following considerations, among others:

•

The investment advisory fees payable to the Investment Advisor under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Advisor’s relationship with the Portfolio, and the comparability of the proposed fee to fees paid by comparable mutual funds;

•

The nature, quality and extent of the investment advisory services expected to be provided by the Investment Advisor, in light of the high quality services provided to the Fund’s other portfolios in the past and those portfolios’ historic performance, including achievement of stated investment objectives;

•	The Investment Advisor’s representations regarding its staffing and capabilities to manage the Portfolio, including the retention of personnel with significant portfolio management experience;

•	The Investment Advisor's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Portfolio;

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Advisor.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Directors, including the Independent Directors, unanimously approved the Agreement.

Fund Administration Agreement

The Fund has entered into an agreement with the Bank of New York (the "Bank") whereby the bank has agreed to provide certain administrative services to the Fund. The Bank has agreed to monitor and document compliance by the Fund with its policies and restrictions contained in its prospectus; monitor federal share registration requirements; participate in updating the Fund's SEC filings; coordinate the preparation, filing, printing and dissemination of periodic shareholder reports; prepare certain tax returns and monitor compliance with the Internal Revenue Code; prepare statistical reports for outside information services; determine dividend and capital gains distributions; and, make initial response to inquiries from the SEC and other regulatory authorities and advise the Fund of such inquiries. The Bank does not monitor the Socially Responsive portfolio for compliance with socially responsive criteria.

In return for the services provided by the Bank, the Fund will pay the Bank 0.03%, per annum, on the first $1 billion of assets of the Fund and 0.02% on the excess. There is a minimum annual fee of $35,000 per portfolio. The agreement was effective January 1, 2003, and therefore there were no fees paid for the year 2002. The fees paid to the Bank under this agreement for the years ended December 31, 2004 and December 31, 2003 were $232,948 and $163,612, respectively.

Rule 12b-1 Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions (the "Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each Portfolio (the "Plan Fee"), as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm. The plan will be operated as a compensation plan.

AUL uses the Plan Fee to pay Authorized Firms for distribution-related services and other investor services that the Authorized Firms provide with respect to the Advisor Class shares. These services include, but are not limited to, the following: (1) the printing and mailing of Fund prospectuses, SAIs, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to Advisor Class shares, (3) the provision of materials and activities intended to educate and train Authorized Firms’ sales personnel concerning the funds and Advisor Class shares, (4) obtaining information and providing explanations to contract owners concerning the funds, (5) the compensation of Authorized Firm sales personnel with respect to services that result in the sale or retention of Advisor Class shares, (6) the provision of personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Advisor Class shares, (7) the financing of other activities that the board determines are primarily intended to result in the sale of Advisor Class shares, (8) the receipt, aggregation and processing of purchase, exchange and redemption orders of beneficial owners of Advisor Class shares, (9) the provision of sub-accounting services for Advisor Class shares beneficially held, and (10) the processing of dividend payments for Advisor Class shares beneficially held.

The Board of Directors reviews annually the Plan and corresponding expenses. Among other things, the Plan provides that (1) any person authorized to direct the disposition of the monies paid or payable by the Fund pursuant to the Plan will submit to the Board of Directors at least quarterly, and the Board of Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Directors, including the Independent Board Members, acting in person at a meeting called for that purpose, (3) distribution-related payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding Advisor Class shares, and (4) while the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund shall be committed to the discretion of the Directors who are not "interested persons" of the Fund.

In approving the Plan for the Fund, the Board of Directors considered all the features of the distribution and service plan for the Advisor Class shares, including (1) the expectation that Advisor Class shares would be sold primarily to the separate accounts of insurance companies, (2) the expenses those insurance companies were likely to incur in marketing Advisor Class shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those insurance companies to educate their agents concerning the Fund and to compensate their agents for selling Advisor Class shares, and (4) the need to encourage those insurance companies to educate their contract owners concerning the Fund and to provide personal and account maintenance services to contract owners with respect to the Fund's Advisor Class shares attributable to their accounts.

Investment Advisor Proxy Voting Policies and Procedures

To the extent any client portfolio owns voting securities, the Investment Advisor will be confronted with proxy voting decisions. The Investment Advisor is intent on protecting the rights and investments of its clients, and plans to vote all proxy proposals in such a manner to achieve these goals. It is the intent of the Investment Advisor that proxy proposals are voted in such a manner that enhances the long-term viability of the companies held in the Portfolio while also being in the best interest of the Investment Advisor’s clients.

The Investment Advisor will provide a copy of its Policies and Procedures to clients upon request. Clients may also request a listing of how their proxies were voted by the Investment Advisor for the most recent twelve-month period ended June 30. This request should be in writing, and this information will be provided within a month of the request.

The Investment Division of AUL is responsible for overseeing the proxy voting process. Its responsibilities include determining potential conflicts of interest, voting the proxies, and maintaining records and proxies voted.

Procedures

Client Direction. AUL, when the advisory contract calls for it or if AUL is otherwise directed, will vote as instructed by the client.

Process of Voting Proxies.

Transmit Proxy to the Investment Advisor. When the Investment Advisor receives a proxy statement from a company whose voting securities are held in a client account, the proxy materials are forwarded to the Investment Division of AUL.

Conflict of Interest. Each proxy is reviewed by the Investment Division of AUL to assess the extent to which there may be a material conflict between the Investment Advisor’s interests or the interests of any affiliated party of the Investment Advisor and the interests of a client. In the event that a material conflict arises, the Investment Advisor will either:

a.	Disclose such conflict of interest to its client and obtain ratification from the client after voting the proxy; or

b.	Vote such proxy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event a proxy vote presents a conflict between the interests of a client, an affiliated person of the Investment Advisor, or the Investment Advisor, all such conflicts will be documented. Any material conflicts of interest that arise must be resolved in the best interests of the Investment Advisor’s clients.

Vote. Generally, all proxies of an individual company are voted in a similar manner. All proxies are voted and returned to the designated shareholder services company in a timely manner.

Review. Typically, most proxies contain a combination of issues presented by either the management of the portfolio company or individual shareholders. The Investment Advisor reviews proposals from corporate management and individual shareholders and determines, to the best of its ability, how each proposal will affect the viability of the company and the interests of its shareholders. Generally, shareholder interests are enhanced when a company adopts proposals that can further strengthen its business operations, while maintaining corporate integrity. All proposals will be reviewed from a long-term investment perspective.

When voting proxies, the Investment Advisor often finds proposals that are similar among various portfolio companies. However, care is taken so that each proposal is reviewed on its own merits. Slight nuances in the wording or content of the proposal could alter the ultimate voting decision.

Abstention. Generally, the Investment Advisor will not vote proxies in abstention.

Compliance Oversight. The Chief Compliance Officer of the Investment Advisor will periodically reconcile some or all proxies received against holdings on the record date of client accounts over which the Investment Advisor has voting authority to ensure that all voting securities held on the record date, and for which a voting obligation exists, are voted.

Recordkeeping. The Investment Advisor will maintain records and proxies voted pursuant to Rule 204-2 under the Advisors Act. The proxy voting books and records will be maintained in an easily accessible place for a period of no less than five years from the end of the fiscal year during which the last entry was made on such record, with the first two years in the offices of the Investment Advisor. As required by Rule 204-2(c) of the Advisors Act, such records will include:

a.	a copy of all proxy voting policies and procedures;

b..     proxy statements received regarding client securities (which may be satisfied by relying on retrieval from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request);

c.	a record of each vote cast by the Investment Advisor;

d.       a copy of any document created by the Investment Advisor that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

e.       a copy of each written client request for proxy voting records and any written response from the Investment Advisor to any (written or oral) client request for such records.

Listed below are some common proposals that could be presented either by corporate management or from individual shareholders. Although the Investment Advisor has general policies, final votes are determined by the specific wording of each proposal.

Management Proposals

Board of Directors. Nominations in Uncontested Elections. The Investment Advisor typically votes for reinstating directors to the board of the portfolio company. The primary exception would involve situations where the board clearly misused its position and repeatedly made questionable decisions that had a negative impact on the company’s shareholders.

Auditors. The Investment Advisor typically votes to reinstate the auditors of the portfolio company for another year. The primary exception would involve situations where the auditors have failed to give proper or ethical advice to corporate management and the board of directors.

Mergers and Acquisitions. The Investment Advisor typically votes for mergers and corporate restructurings if it is believed that such changes are in the best interest of the shareholders. Important considerations would include, but not be limited to, determining if a premium is priced into the merger transaction, analyzing the financial strength of the surviving entity, considering the specifics of the merger exchange (cash, share transfer, combination of cash and shares, or another method), and calculating any potential tax liability.

Corporate restructurings and spin-offs require an analysis of the proposed financials of each entity after the restructuring has occurred, as well as a consideration of any tax consequences.

The Investment Advisor typically votes against anti-takeover measures because the Investment Advisor believes that, while these measures are usually constructed to benefit corporate management, they tend to negatively impact the shareholders’ long-term returns. Such proposals would include staggered boards, shareholder rights plans, and change of control agreements. The Investment Advisor typically votes against super majority voting provisions.

Changes in Capital Structure. Corporate management will, at times, propose increases or decreases of common and preferred stock issuance. The Investment Advisor typically votes against the issuance of preferred stock, especially if it is a convertible issue. That would ultimately dilute the interests of the common shareholders.

The final voting decision with regard to the issuance of common stock depends on the intended use of the newly issued shares.

Proxy Contests. Proxy contests can exist when a disgruntled shareholder group attempts to secure board positions or an acquirer is waging a hostile takeover attempt. In these situations, the Investment Advisor will analyze the proposals from the incumbent management and those parties contesting the director nominations. Based on the information available at the time of the proxy vote, it is the intent of the Investment Advisor to vote for those nominees that have the greatest likelihood of enhancing shareholder investments.

Shareholder Proposals

Executive Compensation. The Investment Advisor is fully aware that it is crucial for each portfolio company’s ultimate success to attract and retain qualified employees. The Investment Advisor tends to have a negative opinion of stock option plans, pay packages and severance arrangements that only benefit upper management while diluting shareholders and creating an ever-widening pay disparity within the portfolio company. The Investment Advisor is much more inclined to approve proposals having the intent to reward and provide incentives for all employees of the company.

Social and Corporate Responsibility. Social and corporate responsibility issues are usually brought to vote by shareholders. Each proposal tends to be unique either in its subject or in how it is worded. Because of the uniqueness of each proposal, the Investment Advisor does not have a hard-and-fast policy as to how these proposals are voted. The Investment Advisor believes company management has an obligation to fulfill its social and corporate responsibilities. Many times companies have already, in the normal course of business, addressed the issues brought forth in the proposal. If such is the case, management will document their processes in the proxy statement, and the Investment Advisor will vote against the shareholder proposal. Some shareholder proposals may be considered too cost prohibitive or unreasonable in nature. Typically the Investment Advisor will vote against these proposals.

Cumulative Voting. The Investment Advisor typically votes against cumulative voting proposals.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the toll free number found on the cover page of the prospectus and on the SEC's website at http://www.sec.gov.

FUND EXPENSES

General Expenses of the Fund

The Fund is responsible for bearing all costs of its operations. Such costs include fees to the Investment Advisor, shareholder servicing costs, Directors’ fees and expenses, legal and auditing fees, custodian fees, registration fees, and others. Fund expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the portfolios of the Fund either in relation to the net assets of each portfolio or by an equitable division of such expenses if the net asset basis is inequitable. The Investment Advisor has currently agreed to reduce its fee with respect to the Portfolio to the extent necessary to prevent the Portfolio's ordinary operating expenses attributable to Class O shares from exceeding 1.20%, and Advisor Class shares from exceeding 1.50% of the Portfolio’s average daily net assets during the year. In the event that this fee arrangement is insufficient to prevent the Portfolio’s aggregate ordinary operating expenses attributable to Class O shares from exceeding 1.20% or Advisor Class shares from exceeding 1.50% of the Portfolio’s average daily net assets during the year, the Investment Advisor has further agreed to assume the Portfolio's expenses to the extent necessary to limit such expenses to 1.20% and 1.50% of the Portfolio's average daily net assets attributable to Class O shares and Advisor Class shares, respectively, during the year. Ordinary operating expenses include the advisory fee but do not include interest, taxes, brokerage commissions and other transactional expenses and, if any, legal claims and liabilities, litigation costs and indemnification payments in connection with litigation, and other extraordinary expenses. The Investment Advisor may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days written notice to the Fund and such policy will be terminated automatically by the termination of the Agreement. . The Investment Advisor may recoup any fee waivers in subsequent years, up to five years following when the fee waiver occurred, up to the fee cap for Total Annual Portfolio Operating Expenses for that year until all fee waivers have been reimbursed.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The day-to-day management of the Portfolio is the joint responsibility of Kathryn Hudspeth, CFA, Vice President, Equities, and Erik Leighton, MBA, Senior Research Analyst.

Kathryn Hudspeth also has responsibility for the day-to-day management of accounts/portfolios other than the portfolio described herein for which she serves as portfolio manager. As of September 30, 2005, information regarding these other accounts is set forth below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kathryn Hudspeth	2	927 million	0	0	1	$35 million
Erik Leighton	0	0	0	0	0	0

As of November 30, 2005, the portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets in each category, with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kathryn Hudspeth	0	0	0	0	0	0
Erik Leighton	0	0	0	0	0	0

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. The Investment Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ms. Hudspeth receives a fixed base salary and participates in a strategic flexible compensation plan available to officers of the Investment Adviser. The plan pays variable compensation based primarily on company financial performance with a small percentage based on her meeting personal goals related to supervisory and administrative tasks appropriate to her position within the company. She also participates in an incentive compensation plan which compensates her for exceeding the one an three year benchmark returns of a broad based index (e.g., S&P 500) as set forth in the total returns table in the Fund’s prospectus, though other benchmarks may be used as well). Ms. Hudspeth beneficially owns between $100,000 and $500,000 of the Fund.

Mr. Leighton has been a member of the equity portfolio management team since the Portfolio’s inception and has been with AUL since 2001. After obtaining his MBA, he worked as a research analyst providing equity analysis and economic information for the OneAmerica Value and OneAmerica Asset Director portfolios. Prior to his involvement with the Investment Advisor, he worked as Director of Management Training for NBD Bank. Mr. Leighton receives a fixed salary. He beneficially owns between $10,000 and $50,000 of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Potential Conflicts of Interest

Some securities considered for investment by the Adviser may also be appropriate for the Adviser's general account as well as for other accounts served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these accounts served by the Adviser is considered at or about the same time, it is the policy of the Adviser to aggregate the trades in order to assist with its obligation to seek best execution for its clients. It is also the policy of the Adviser not to favor any one account or portfolio over another in the event that security trades are aggregated. Any purchase or sale orders executed contemporaneously are allocated at the average price and as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account or portfolio. However, additional factors will also be taken into consideration when determining proper share allocation, so that the final allocation may not be based solely on a pro rata calculation. These factors include, but are not limited to, the following:

1)	Percentage of the trade executed
2)	Total number of shares traded
3)	Cash flow issues for each portfolio
4)	Equity allocation for each portfolio prior to trade execution
5)	Targeted stock allocation for each portfolio prior to trade execution

While it is conceivable that in certain instances these procedures could adversely affect the price or number of shares involved in a particular portfolio transaction, it is believed that these procedures generally contribute to better overall execution.

The Adviser's Investment Sub-Committee reviews all trades executed on behalf of advisory clients. All pencil tickets, which depict both the original and the final share allocations for each portfolio, are reviewed by the Chief Compliance Officer of the Fund.

Brokerage and Research Services

The Portfolio generally pays a fee or incurs an expense in connection with effecting transactions in securities. Transactions on national stock exchanges and other agency transactions involve the payment by the Portfolio of brokerage commissions. Such commissions may be negotiable and may vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of fixed-income securities, most of which are traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisor places orders for the purchase and sale of portfolio securities and options for the Portfolio through a substantial number of broker-dealers. In executing transactions, the Investment Advisor will attempt to obtain the best execution for the Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of the Portfolio, the Investment Advisor may pay higher commission rates than the lowest available when the Investment Advisor believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below.

For many years, it has been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Investment Advisor may receive research services from many broker-dealers with which the Investment Advisor places portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, investment software and databases, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Investment Advisor in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Investment Advisor and their affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Investment Advisor may cause the Fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in that Act) to the Investment Advisor, an amount of disclosed commission for effecting a securities transaction in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction.

The Portfolio has not yet commenced operations. Thus, the Investment Advisor has not paid brokerage commissions for transactions in the Portfolio.

Portfolio Turnover

For reporting purposes, the Portfolio's turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Portfolio (other than short-term securities) were replaced once during the fiscal year. The turnover rate for each of the portfolios that had investment operations during the periods shown is listed in the section titled "Financial Highlights" in the prospectus.

The turnover rate for the Portfolio will vary from year to year, and, depending on market conditions, turnover could be greater in periods of unusual market movements and volatility. A higher turnover rate would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Portfolio and ultimately by the Portfolio’s shareholders.

PERFORMANCE INFORMATION

The Fund may, from time to time, include the yield and the total return of the Portfolio in advertisements or sales literature. Performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Fund offers its shares.

Quotations of yield for the Portfolio will be based on a particular 30-day (or one month) period ending on the date of the most recent balance sheet included in a post-effective amendment to a registration statement and will be calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD	= 2[( a-b+ 1)[6] - 1]
cd

where

a = dividends and interests earned during the period,
b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio's Class O shares, and the Portfolio's Class O shares adjusted to reflect the Advisor Class 12b-1 fees for Advisor Class returns, over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)**n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Merrill Lynch 90 Day T-Bill Index, and the Lehman Aggregate Index, or other indices that measure performance of a pertinent group of securities; (2) other groups of mutual funds tracked by services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Quotations of yield or total return for the Fund will not take into account charges and deductions against any Separate Account or Accounts to which the Fund shares are sold or charges and deductions against the life or annuity contracts issued by AUL.

Performance information for the Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio’s investment objectives and policies, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXATION

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of American United Life Insurance Company(R) for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state; local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.

PROSPECTIVE INSURANCE COMPANY SHAREHOLDERS ARE URGED TO CONSULT THEIR ADVISERS WITH REGARD TO THE TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP, OR DISPOSITION OF INTERESTS IN THE FUND, AS WELL AS THE TAX CONSEQUENCES ARISING UNDER THE LAWS OF ANY STATE, FOREIGN COUNTRY, OR OTHER TAXING JURISDICTION.

Federal Income Tax Status

The Portfolio intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies, of any two or more issuers that the Portfolio controls and that are determined to be engaged in the same business or similar or related businesses, or of one or more qualified publicly traded partnerships). Certain hedging transactions that may be undertaken by the Portfolio may be limited by the requirements relating to the Portfolio’s status as a regulated investment company.

As a regulated investment company, the Portfolio generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Portfolio’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Portfolio intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net capital gains.

Diversification Rules

Interests in the Portfolio will be held by insurance company separate accounts that are subject to the requirements of section 817(h) of the Code and the Treasury Regulations thereunder, which impose certain investment diversification requirements (the "Diversification Rules") with respect to assets held in such separate accounts. These rules apply to the investments made by separate accounts or their subaccounts (such accounts or subaccounts are referred to as "segregated asset accounts") that are used to fund benefits under variable life insurance and annuity contracts. The Portfolio intends to comply with the Diversification Rules.

To satisfy the Diversification Rules, the regulations generally require that on the last day of each quarter of a calendar year: no more than 55% of the value of the Portfolio’s assets can be represented by any one investment; no more than 70% can be represented by any two investments; no more than 80% can be represented by any three investments; and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer.

In addition, if one or more life insurance companies, as defined in the Code, own all of the interests in a regulated investment company ("RIC") or "grantor" trust, or any interest in a partnership, a "look-through" rule applies to interests held by the Portfolio in such RIC, trust, or partnership. Under this rule, Portfolio diversification is tested by treating the Portfolio as though it held directly a pro rata portion of the assets held by the RIC, trust, or partnership.

In the event that the Portfolio fails to meet the Diversification Rules, then any variable contract based on the Portfolio would not be treated as a life insurance or annuity contract for federal income tax purposes. For this purpose, a contract will be based on the Portfolio if amounts received under such contract, or earnings thereon, are allocated to the Portfolio. If a variable contract is no longer treated as a life insurance or annuity contract, then the owner of the contract would be subject to current taxation on the income on the contract for taxable years in which such failure occurs, and thereafter. If the contract is a life insurance contract under local law, however, then certain amounts paid as death benefits will be treated as amounts paid under a life insurance contract for federal income tax purposes. If the failure to meet the Diversification Rules is shown to be inadvertent, the insurance company that issued the variable contract may be permitted to bring the segregated asset account into compliance with those rules. In such case, the Diversification Rules contemplate the payment of a "toll charge" based on the tax that owners of the variable contracts that are based on the "failed” segregated asset account would have paid on the income on the contract during the period when the account failed to meet the Diversification Rules. Accordingly, compliance with the Diversification Rules, as they may be modified from time to time, is important, and will be carefully monitored by the Investment Advisor of the Portfolio. Compliance with the Diversification Rules may have the effect of reducing the return of the Portfolio, as the investments and strategies utilized by the Portfolio may be different from what the Portfolio's Investment Advisor might otherwise believe to be desirable.

SHAREHOLDER INFORMATION

Description of Fund Shares

The Fund was incorporated under the laws of Maryland on July 26, 1989. The capitalization of the Fund consists of 620,000,000 authorized shares of common stock with a par value of $0.001 each with 8,000,000 unallocated shares. When issued, shares of the Fund are fully paid, non-assessable, and freely transferable. The Board of Directors may establish additional portfolios or classes (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Fund’s shareholders. Shares do not have preemptive rights or subscription rights. In liquidation of the Portfolio or the Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Portfolio.

Voting Rights

Shareholders of the Fund are given certain voting rights. Each share of the Portfolio will be given one vote, and each fractional share will be given a proportionate fractional vote, unless a different allocation of voting rights is required under applicable law for a mutual Fund that is an investment medium for variable insurance products.

Under the Fund’s charter, the Fund is not required to hold annual meetings of shareholders to elect directors or for other purposes and it is not anticipated that the Fund will hold shareholders’ meetings unless required by law or the Fund's charter. In this regard, the Fund will be required to hold a meeting to elect directors to fill any existing vacancies on the Board if, at any time, fewer than a majority of the directors have been elected by the shareholders of the Fund. In addition, the charter provides that the holders of not less than two-thirds of the outstanding shares of the Fund may remove a person serving as director either by declaration in writing or at a meeting called for such purpose. The Fund's shares do not have cumulative voting rights.

In accordance with current law, it is anticipated that AUL will request voting instructions from owners or participants of any contracts that are funded by separate accounts that are registered investment companies under the 1940 Act and will vote shares in any such separate account attributable to the contracts in proportion to the voting instructions received. AUL may vote shares of any Portfolio, if any, that it owns beneficially in its own discretion. It is anticipated that one or more of AUL’s separate accounts will be the sole record shareholders of the Fund.

Net Asset Value of the Fund's Shares

As indicated under "Net Asset Value" in the prospectus, the Fund's net asset value per share for the purpose of pricing purchase and redemption orders generally is determined once each business day, Monday through Friday, on which the New York Stock Exchange

("NYSE") is open for trading, as of the close of the NYSE (normally, 4:00 P.M. eastern standard time (EST)). Net asset value will not be determined on days that the NYSE is closed, on any federal holidays or on days when AUL is not open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

The net asset value per share of the Portfolio’s shares will fluctuate in response to changes in market conditions and other factors. Short-term fixed income securities held by the Portfolio may be valued using the amortized cost method of valuation. This method involves valuing a money market security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

Purchases and Redemptions

Shares of the Portfolio may be purchased or redeemed on any day that AUL is open for business. Shares of the Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate account. The Portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of shares, in whole or in part. Redemptions will be effected by the separate accounts to meet obligations under the contracts. Redemptions are made at the per share net asset value next determined after receipt of the redemption request by AUL at its home office, on behalf of a separate account.

Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The Fund may suspend the right of redemption of shares of any Portfolio for any period: (a) during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted; (b) when the Securities and Exchange Commission (the "SEC") determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (c) as the SEC may by order permit for the protection of the security holders of the Fund; or (d) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Custodian, Transfer Agent, and Dividend Disbursing Agent

The Bank of New York, One Wall Street, New York, New York, serves as the Fund’s Custodian and Dividend Dispersing Agent. AUL serves as the Fund's Transfer Agent.

Independent Auditors

[To be inserted with Registrant's Rule 485(b) post effective amendment prior to effectiveness of this post effective amendment.]

Legal Counsel

Dechert LLP, Washington, D.C., acts as outside counsel to the Fund.

Code of Ethics

The Fund and the Investment Advisor have adopted a Code of Ethics. Under the provisions of the Codes of Ethics, certain personnel of the Fund and the Investment Advisor may not knowingly, within certain time periods, purchase or sell any security in which the Fund may invest unless it is determined that, in view of the nature of and the market for the security, such a purchase or sale will not affect the price paid or received by the Fund for the security. Copies of these Codes of Ethics may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission. For more information about the Public Reference Room, call 1-202-942-8090. They are also available from the SEC's EDGAR database information at http://www.sec.gov. Copies of the Codes can also be obtained, after payment of a fee for duplication, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

FINANCIAL STATEMENTS

Since the Portfolio has not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.

APPENDIX I

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds

Bonds rated Aa by Moody’s Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody’s highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Moody's Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated AA by Standard & Poor’s are judged by Standard & Poor’s to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor’s to be the highest-grade obligations and possess the ultimate degree of protection as to principal and interest. Bond prices move inversely with interest rates. Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

Standard & Poor’s BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, such as recessions and robust economic growth, necessitates constant attention. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

Commercial Paper

The prime rating ("P") is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

Commercial paper rated A by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (3) the issuer should have access to at least two additional channels of borrowing; (4) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (5) typically the issuer’s industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

We have not authorized anyone to provide you with information that is different from the information in this SAI. You should only rely on the information in this SAI or in the Portfolio’s prospectus or in other information provided to you by us.

There is a prospectus that has general information about the Fund and the Portfolio. The Fund also files annual and semi-annual reports with the SEC. These reports provide more information about the Fund’s investments. The annual report also discusses market conditions and investment strategies that significantly affected the Fund's performance.

You may request a free copy of the prospectus or a copy of the Fund’s annual or semi-annual reports by writing us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us.

Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. or may be obtained by calling the SEC at (202) 942-8090. Reports and other information is also available on the SEC's Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by e-mailing your request to public.info@sec.gov. The SEC will charge a duplicating fee for this service. Please reference the Fund's Investment Company Act file number in your correspondence.

The Fund has filed a registration statement with the SEC under the Securities Act of 1933 and the 1940 Act, as amended, that provides additional information about the Fund’s securities.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

OneAmerica Funds, Inc.

OneAmerica Socially Responsive Portfolio

Variable Life and Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46282

STATEMENT OF ADDITIONAL INFORMATION

DATED: March 7, 2006

Investment Company Filing No.: 811-05850

Statement of Additional Information

OneAmerica Funds, Inc. (the “Fund”)

OneAmerica Socially Responsive Portfolio (the “Portfolio”)

Class O and Advisor Class Shares

March 7, 2006

This is a Statement of Additional Information (“SAI”) and not a prospectus. It contains more detailed information about the Fund than the prospectus. You may request a free copy of the prospectus by writing to us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. The date of the current prospectus is March 1, 2006.

A table of contents for this SAI is found below.

TABLE OF CONTENTS

INTRODUCTION

This SAI is designed to provide additional detail about the OneAmerica Socially Responsive Portfolio (the “Portfolio”) in order to supplement the information set forth in the prospectus. Captions and defined terms in this SAI generally correspond to like captions and terms in the prospectus.

The Fund

OneAmerica Funds, Inc. (the "Fund") is an open-end management investment company, commonly referred to as a mutual fund. The Portfolio is one of five diversified portfolios of the Fund. Each portfolio has its own investment objectives, which are described in the relevant prospectus.

The Fund was incorporated under the laws of Maryland on July 26, 1989, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

The Fund issues Class O shares and Advisor Class shares of common stock in the Portfolio. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the Rule 12b-1 distribution and service plan described herein.

More portfolios or classes may be added in the future. An interest in the Fund is limited to the assets of the Portfolio in which shares are held. Shareholders of the Portfolio are entitled to a pro rata share of all dividends and distributions paid by the Portfolio.

GENERAL DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. Government Securities

The Portfolio may invest in U.S. Government securities. U.S. Government securities are obligations of, or obligations guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates).

Direct obligations of the U.S. Government include a variety of Treasury securities which differ with respect to coupons, maturities, and dates of issue. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to 10 years, and Treasury bonds generally have a maturity of greater than 10 years. Securities guaranteed by the U.S. Government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). The payment of principal and interest of these securities is unconditionally guaranteed by the U.S. Government. They are thus of the highest credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates but, if held to maturity, the United States is directly obligated or guarantees to pay them in full.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor obligations guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are supported by the issuer’s right to borrow from the U.S. Government; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farmers Financing Bank, Farmers Home Administration, Farm Credit Banks, and the Tennessee Valley Authority.

Corporate Bonds and Debt Securities

The Portfolio may invest in U.S. dollar or foreign currency-denominated corporate bonds or debt securities of domestic or foreign issuers, which may include, without limit, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. These instruments must be investment grade, or, if unrated, be deemed to be comparable in quality to corporate debt securities in which the Portfolio may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The investment return on a debt security reflects interest earnings and changes in the market value of the security. The market value of the Portfolio’s securities may be affected by, among other things, changes in interest rates, and the price of debt obligations will generally rise and fall inversely with interest rates. Longer-term debt obligations will normally have greater price volatility than shorter-term obligations.

A debt security also presents the risk that the issuer of the security may not be able to meet its obligations on interest or principal payments at the time called for by the instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the same degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer-term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal. In the event that ratings decline after the Portfolio’s investment in debt securities, the investment advisor to the Fund will consider all such factors as it deems relevant to the advisability of retaining such securities. See Appendix I below for further information concerning bond ratings.

Among the corporate debt securities in which the Portfolio may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. The Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential.

The Portfolio may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Securities rated in categories Baa and BBB are the lowest which are considered "investment grade” obligations. Moody's Investors Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i] nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Group ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w] hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. . .than in higher rated categories."

Repurchase Agreements

The Portfolio may invest in repurchase agreements. If the Portfolio acquires a security from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the term of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement. Such transactions afford an opportunity for the Portfolio to maintain liquidity and earn income over periods of time as short as overnight.

The underlying securities on repurchase agreements are ordinarily U.S. Government securities, but may be other securities in which the Portfolio might otherwise invest. The Portfolio will enter into repurchase agreements only if they are fully collateralized. The market value of the collateral, including accrued interest, will equal or exceed the repurchase price, and the collateral will be in the actual or constructive possession of the Portfolio. Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The investment advisor will monitor the value of the underlying securities at the time a repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to the Portfolio. The investment advisor will also evaluate the creditworthiness and financial responsibility of the banks and broker-dealers with which the portfolios enter into repurchase agreements.

The Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities which are not readily marketable, would exceed applicable limits on the Portfolio's investments in illiquid securities.

The repurchase agreement subjects a Portfolio to the risk of the inability of the seller to pay the repurchase price on the delivery date; however, the underlying security constitutes the collateral for the seller's obligation. In addition, the Portfolio will enter into repurchase agreements only with parties that the investment advisor considers creditworthy. In the event the seller does default, the Portfolio may incur (1) a loss if the value of the collateral declines and (2) disposition costs in connection with liquidating the collateral. In the event bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

Reverse Repurchase Agreements

The Portfolio may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price.

The Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase.

Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. The Portfolio typically will segregate liquid assets to cover its obligations under reverse repurchase agreements. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of the purchase commitment, the Portfolio will limit its investments in such reverse repurchase agreements and other borrowings to no more than one-third of the current market value of the Portfolio's total assets. The use of uncovered reverse repurchase agreements by a Portfolio creates leverage which increases the Portfolio’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

The Portfolio may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with a broker-dealer requires segregation of U.S. Government securities or cash or cash equivalents equal to its obligations under reverse purchase agreements.

Banking Industry and Savings Industry Obligations

The Portfolio may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks; and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&L").

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or S&L for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. The Portfolio will invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), consistent with applicable limits on its investments in illiquid securities.

The Portfolio will not invest in obligations issued by a commercial bank or S&L unless the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by S&P or Moody's, or, if the institution has no outstanding securities rated by S&P or Moody's, such institution, in the determination of the investment advisor, has creditworthiness similar to institutions having outstanding securities so rated.

The Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and foreign banks. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U. S. Government agency or instrumentality.

Options

In pursuing its investment objectives, the Portfolio may engage in buying put and call options if (1) after any sale, not more than 25% of the Portfolio’s total assets are subject to calls; (2) the calls are traded on a domestic securities exchange or board of trade; and (3) the calls are "covered."

The Portfolio may also write put options ("puts") if (1) after any sale, the aggregate of the exercise prices of all outstanding puts written by the Portfolio do not exceed 25% of the Portfolio’s total assets; (2) the puts are traded on a domestic securities exchange or board of trade; and (3) the puts are "secured."

In the case of a call on a security, the option is "covered” if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by its Custodian) upon conversion or exchange of other securities held by the Portfolio. A put is secured if the Portfolio maintains cash, cash equivalents or U.S. Government securities with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price.

The Portfolio may sell calls it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the call which is sold.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the underlying security at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security (in the case of a call) upon payment of the exercise price or to pay the exercise price (in the case of a put) upon delivery of the underlying security.

If an option written by the Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration of a call, it may be closed out by an offsetting purchase of a call option of the same series (type, exchange, underlying security, exercise price and expiration).

The principal factors affecting the market value of a call include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of the option is marked-to-market daily and is valued at the closing price on the exchange or board of trade on which it is traded, or, if no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. If a call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option.

There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio was unable to close out a covered call option it had written on a security due to trading restrictions or suspensions imposed on the options markets, it would not be able to sell the underlying security. If the Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so. As a writer of a covered call option, the Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

Since option premiums paid or received by the Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying call options offers large amounts of leverage, which could result in the Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Other Investment Companies

The Portfolio may invest in shares issued by other investment companies. The Portfolio is, under federal securities laws, limited in the degree to which it may invest in shares of another investment company. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

Illiquid and Restricted Securities

The Portfolio may invest in an illiquid or restricted security if the investment advisor believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the security. Its illiquidity might prevent the sale of such a security at a time when the investment advisor might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio's liquidity. The Portfolio may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Portfolio could realize upon disposition.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid, and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Portfolio may invest up to 10% of its total assets in illiquid securities, measured at the time of investment.

Lending of Portfolio Securities

The Portfolio may, from time to time, lend securities to brokers, dealers and financial institutions and receive as collateral cash or U.S. Treasury securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. Such loans may not have terms longer than 30 days and will be terminable at any time. The Portfolio may also pay reasonable fees to persons unaffiliated with the portfolios for services in arranging such loans.

INVESTMENT RESTRICTIONS

The Portfolio's investment restrictions set forth below are fundamental policies of the Portfolio and may not be changed without the approval of a majority of the outstanding voting shares of the Portfolio. The vote of a majority of the outstanding voting shares of the Portfolio means the vote at a meeting of the Portfolio’s shareholders of the lesser of: (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Portfolio. Under these restrictions, the Portfolio may not:

1.

Purchase any securities which would cause more than 25% of the value of the Portfolio’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;
3.	Make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;
4.	Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”
5.	Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Portfolio; and
6.

Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding voting shares of the Portfolio. The Portfolio may not:

1.	Purchase or otherwise acquire any securities if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause the Portfolio’s investments in illiquid securities to exceed the limitation set forth above, the Portfolio will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Portfolio would not be required to liquidate any portfolio securities where the Portfolio would suffer a loss on the sale of such securities.

To the extent the Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the directors, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to investment restriction no. 2.

Disclosure of Portfolio Holdings

It is the Fund’s policy that portfolio security information will only be disclosed in situations when it is believed that such disclosures are in the best interest of Fund investors.

The Fund currently provides portfolio security information to the following entities:

5.

A complete list of holdings is provided to individual investors on a biannual basis through the Fund’s annual and semi-annual reports. The annual report includes holdings as of the last day of the calendar year and is published by the end of February of the following year. The semi-annual report includes portfolio holdings as of June 30 and is available by the end of August of each calendar year. The Fund also files portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each year.

6.	Fund holdings are provided to several third-party service providers.

•

The Fund custodian has daily access to portfolio holdings. They are prohibited from disseminating this information to any other entity unless it is required by law or they have received prior approval from the Fund or the Fund’s investment advisor.

•

Organizations that process and provide the Fund with proxy voting materials receive current security information from the Fund custodian on a daily basis. These parties are restricted in their agreement with the Fund accountant from using the information for anything other than the services provided under the agreement.

•

The Fund auditor reviews previous year-end portfolio holdings during the first quarter of every year. The auditors are restricted from sharing the information except as required by the agreement and the services rendered.

•

Third-party service providers create informational sheets for current and potential Fund investors. Security information is usually provided approximately three to four weeks following each quarter-end to these third party service providers. Informational sheets are typically available to Fund investors within two months following each quarter-end. Third party service providers are restricted from using or disclosing this information except for purposes of preparing the information sheets.

•

Brokers-Dealers or research firms may receive portfolio holdings in order that they may provide information regarding companies of interest, based on the holdings of the Portfolio. This information is provided on an ad-hoc basis and only includes security names on the day the information is sent. Brokers are prohibited from disclosing, publishing, or disseminating security information unless they have received prior consent from the Fund or from the Fund’s investment advisor.

7.

Holding information is made available to various rating and ranking organizations so they are able to analyze the Portfolio. Providing this information is a prerequisite to be included in the analysis process of each rating organization. Security information is typically provided on a monthly or quarterly basis, depending on the requirements of the rating organization. Their analysis is typically available for distribution within one to three months, depending on the organization. Rating organizations will either publish security information on funds included in their database that is then available only to individuals who subscribe to their analysis services, provide a list of top 10 holdings, or not publish any of the holding information that has been provided to them.

8.	Portfolio holdings are never provided to “select” clients or entities for trading purposes or for personal gain.

No compensation or consideration is received by the Fund, its investment advisor, or any party in connection with the disclosure of information about portfolio securities.

The following individuals or categories of individuals may authorize disclosure of the Fund’s portfolio securities:

7.	the Investment Officers of the Investment Advisor
8.	the Board of Directors of the Fund
9.	the Executive Officers of the Fund

The Board of Directors of the Fund reviews and approves the policies and procedures regarding disclosure of Fund holdings on an annual basis. All such policies and procedures are included in the Compliance Program for the Fund.

MANAGEMENT OF THE FUND

Management Information

Overall responsibility for management of the Fund rests with its Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

Standing Committees of the Board of Directors

The Audit Committee is composed of Ms. Wojtowicz (Chair), and Messrs. Helmich and Viets, each of whom is a Director who is not an “interested person” (for regulatory purposes) of the Fund (an “Independent Director”). All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets twice per year in conjunction with winter and summer in-person meetings of the Board of Directors, or more frequently as called by the Chair. The committee meets with the Fund’s Treasurer and Chief Compliance Officer, with personnel responsible for the internal audit function of the Investment Adviser, and with the Fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fund. The committee assists the Board in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fund and the Fund's service providers, (ii) the financial reporting processes of the Fund, (iii) the independence, objectivity and qualification of the auditors to the Fund, (iv) the annual audits of the Fund's financial statements, and (v) the accounting policies and disclosures of the Fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for the Fund, and (ii) the provision by any outside auditor of certain non-audit services to the Fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It oversees and receives reports on the Fund's service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls.

The committee reviews at least annually a report from the outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will review periodically the Fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect to compliance with its investment restrictions, the code of ethics relating to personal securities transactions, the Fund's Compliance Program, and anti-money laundering requirements. During the fiscal year ended December 31, 2004, the committee held 0 meetings, as it was formed at the December 2004 meeting of the Board of Directors.

The names of the Directors, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the Fund complex overseen, and other directorships held by each Director and executive officer are set forth below:

Number of

Portfolios
	Current	Term of	Principal	in Fund	Other
Name, Address	Position	Office and	Occupation	Complex	Directorships
Age	with the	Length of	During the	Overseen	Held By

in 2005	Fund	Service	Past 5 Years	by Director	Directors

Independent Directors

Donald J. Stuhldreher	Director,	Indefinite,	Retired since	5	None
4210 Statesman Drive	Chairman of	12/14/2001 to	1990
Indianapolis, IN 46250	the Board	Present

Age 69

Jean L. Wojtowicz	Director,	Indefinite,	President,	5	None
440 Coventry Way	Chairman	9/22/2003 to	Cambridge Capital Management Corp.
Noblesville, IN 46060	Audit Comm.	Present	(1983-Present)

Age 48

Stephen J. Helmich	Director	Indefinite,	President,	5	None
6430 Orinoco Ave.		12/17/2004 to	Cathedral High School
Indianapolis, IN 46227		Present	(1999-Present)

Age 56

Gilbert F. Viets	Director	Indefinite,	Chief Financial	5	None
760 Wood Court		9/27/2004 to	Officer, ATA Holdings, Inc.
Zionsville, IN 46077		Present	(7/1/2004 –Present); Associate Clinical Professor,
Age 62			Kelley School of Business

Indiana University-Bloomington  (8/2002-7/2004)

Interested Directors

James W. Murphy	Director	Indefinite,	Senior Vice	5	None
11800 Pebblepoint Pass		7/26/1989 to	President, Corporate Finance,
Carmel, IN 46032		Present	American United Life
Age 69			Insurance Company
(5/01/1977 until his

retirement on 4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

	Current	Term of	Principal
	Position	Office and	Occupation
	With the	Length of	During the
Name, Age in 2005*	Fund	Service	Past 5 Years

Dayton H. Molendorp	President	Indefinite,	President and CEO, American
Age 58		9/27/2004 to	United Life Insurance Company
		Present	(9/2004- Present); Executive Vice

President, American United Life Insurance Company (2/2003-9/2004); Senior Vice President, Individual Division, American United Life Insurance Company (9/1999 - 2/2003); Director, American United Life Insurance Company, (12/2000 - present)

Constance E. Lund	Treasurer	Indefinite,	Senior Vice President, Corporate

Age 52               2/2/2000 toFinance, American United LifePresentInsurance Company (1/2000 topresent)

Thomas M. Zurek	Secretary	Indefinite,	General Counsel & Secretary
Age 57	12/13/2002 to	American United Life Director

Present               Insurance Company (8/2002 to present); Director, American United Life Insurance Company

(8/2002 - present); Secretary, State

Life Insurance Company (8/2002 - present); Partner, Nymast, Good, Voigts, West, Hansel and O'Brien

(1992-1998; 2001-8/2002); General Counsel and Executive V.P., American General Life Companies

(1998-2001)

John C. Swhear,	Assistant	Indefinite,	Investment Adviser Chief
age 44	Secretary	12/13/2002 to	Compliance Officer, American,

Present             United Life Insurance Company (8/2004 - present); Assistant

Chief Compliance Indefinite,                       General Counsel, American United Officer 6/29/2004 to Insurance Company (5/2003 –

present	present); Senior Counsel,

American United Life Insurance Company (8/2000 - 5/2003)

*The Executive Officers of the Fund can be reached at One American Square, Indianapolis, Indiana 46282.

Due to their current employment with American United Life Insurance Company(R) (“AUL”), the investment advisor to the Fund (the “Investment Advisor”), Mr. Molendrop, Ms. Lund, Mr. Swhear and Mr. Zurek may be deemed to be "interested persons" as defined by Section 2(a)(19) of the 1940 Act. With regard to Mr. Murphy, due to his recent employment with AUL and the current receipt of deferred compensation from AUL, Mr. Murphy may also be deemed to be an "interested person" as defined by Section 2(a)(19) of the 1940 Act.

Listed below for each Director is a dollar range of equity securities beneficially owned in the Fund, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Director that are in the same family of investment companies as the Fund, as of December 31, 2004:

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by the
	Dollar Range of Equity	Director in Family of
Name of Director	Securities in the Fund*	Investment Companies*

Donald J. Stuhldreher	$10,001 - $50,000	$10,001 - $50,000
Jean L. Wojtowicz	None	None
Gilbert F. Viets	None	None
Stephen J. Helmich	$10,001 - $50,000	$10,001 - $50,000

James W. Murphy	None	None

* In disclosing the dollar range of equity securities beneficially owned by a Director in these columns, the following ranges will be used: (i) none; (ii) $1 - 10,000; (iii) $10,001 - 50,000; (iv) 50,001-$100,000; and (v) over $100,000.

No Independent Director (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in AUL, the principal underwriter of the Fund, or any entity controlling, controlled by or under common control with AUL or the principal underwriter of the Fund (not including registered investment companies). Set forth in the table below is information regarding ownership of each Independent Director (and his immediate family members) of securities issued by AUL, the principal underwriter of the Fund, and any entity controlling, controlled by or under common control with AUL or principal underwriter of the Fund (not including registered investment companies).

Name of	Name of Owners
Independent	and Relationships		Title of	Value of	Percent
Director	to Directors	Company	Class	Securities	of Class

Donald J. Stuhldreher	None	None	None	None	None

Jean L. Wojtowicz        None NoneNoneNoneNone Gilbert F. Viets None None NoneNoneNone

Stephen J. Helmich	None	None	None	None	None

No Director is a party adverse to the Fund or any of its affiliates in any material pending legal proceeding.

No Independent Director or immediate family member has, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Fund or the Investment Advisor or their affiliates (other than the Fund); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Fund;

•	an officer of the Fund;

•

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the Fund or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Advisor or principal underwriter of the Fund;

•

an officer of the investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the Fund or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Advisor or principal underwriter of the Fund or an officer of the Investment Advisor or principal underwriter of the Fund;

•	a person directly or indirectly controlling, controlled by, or under common control with the Investment Advisor or principal underwriter of the Fund; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Investment Advisor or principal underwriter of the Fund.

Compensation of Directors

The Fund pays those Directors who are not officers or employees of AUL a fee of $7,500 per year plus $1,000.00 per board meeting attended. The Chairman of the Board is paid an additional $5,000 per year. A Chairman of any chartered committee of the Board is paid an additional $1,000 per year. Each member of any chartered committee of the Board is paid $450 per committee meeting attended. The Fund also pays travel expenses incurred by Directors to attend Board meetings. During the fiscal year ended December

31, 2004, the Fund paid fees aggregating $39,883 to all Directors who are not officers or employees of the Fund. AUL pays all salaries, fees, and expenses of any Director or Executive Officer of the Fund who is an officer or employee of AUL and the Fund makes no payments to such Persons. As of the end of the 2004 fiscal year, the officers and directors, as a group, have no interest in any contracts which would entitle them to give voting instructions for any portfolio of the Fund. Neither the Fund nor AUL accrues pension or retirement benefits as a part of Fund expenses, and Directors of the Fund are not entitled to benefits upon retirement from the Board of Directors.

Compensation Table

Name of Person, Position	Aggregate	Pension or Retirement	Total Compensation
	Compensation	Benefits Accrued	from Fund and Fund
from Fund*	As Part of Funds		Complex Paid to Directors*
Expenses

James W. Murphy	$10,025	$--	$10,025
Donald J. Stuhldreher	$12,942	$--	$12,942
Jean L. Wojtowicz	$10,025	$--	$10,025
Gilbert F. Viets	$1,875	$--	$1,875
Ronald Anderson**	$5,017	$--	$5,017

*Represents total fees paid by the Fund to each Director indicated for the calendar year ended December 31, 2004.

** Director resigned as of July 2004.

Principal Holders and Management Ownership of Securities

As of January 1, 2006, the Directors and Executive Officers of the Fund, as a group, owned variable contracts that entitled them to give voting instructions with respect to less than one percent of the shares of the Portfolio.

As of January 1, 2006, the Fund's records showed no shareholders as beneficially owning more than 5% or more of any class of the Portfolio's shares.

The Investment Advisor

American United Life Insurance Company (R) (“AUL”) serves as investment advisor to the Fund (the “Investment Advisor”) pursuant to an Investment Advisory Agreement (the “Agreement”) between it and the Fund. The Investment Advisor is responsible for administering affairs of the Fund and supervising the investment program for the portfolios in accordance with applicable laws and regulations. The Investment Advisor also furnishes to the Board of Directors, which has overall responsibility for the business and affairs of the Fund, periodic reports on the investment performance of each Portfolio.

At the Fund's request, the Investment Advisor provides, without charge, personnel (who may also serve as officers of the Fund) to render certain clerical, accounting, administrative and other services to the Fund as may be requested. Also, the Investment Advisor furnishes to the Fund, without additional charge, such administrative and management supervision and office facilities (which may be the Investment Advisor's own offices) as the Investment Advisor may believe appropriate or as the Fund may reasonably request. However, the Fund may also hire its own employees and contract for services to be performed by third parties.

The Fund pays the Investment Advisor a fee for its services under the agreement based on an annual percentage of the average daily net assets of the Portfolio. The Fund pays the Investment Advisor a monthly fee at an annual rate of .50% of the average daily net assets for the Portfolio. The Portfolio has not yet commenced operations. Thus, the Investment Advisor has not received any advisory fees from the Fund for managing the Portfolio.

AUL conducts a conventional life insurance and annuity business, and manages pension and other accounts. As of December 31, 2004, the OneAmerica Financial Partners, Inc. enterprise, in which the Investment Advisor is a partner, had assets of $15,028.0 million and had equity of $1,182.3 million. The Investment Advisor is registered with the SEC as an investment advisor. Such registration does not involve supervision by the SEC over investment advice.

The agreement with the Investment Advisor, dated February 24, 2006, was approved by a majority of the Fund’s directors, including a majority of the directors who are not parties to the agreement or interested persons of any such party. Following an initial term of up to two years, the agreement will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio, as well as a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The agreement will terminate automatically in the event of its assignment, and it may be terminated without penalty on sixty days’ written notice by the Board, or pursuant to a majority vote, in accordance with the 1940 Act, of the persons entitled to vote in respect to the Portfolio.

The Board of Directors most recently approved the agreement at a meeting held on February 24, 2006. In determining whether it was appropriate to approve the agreement, the Board of Directors requested information, which was provided by the Investment Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Directors determined that the agreement is consistent with the best interests of the Portfolio and its shareholders, and enables the Portfolio to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders. The Board of Directors made these determinations on the basis of the following considerations, among others:

•

The investment advisory fees payable to the Investment Advisor under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Advisor’s relationship with the Portfolio, and the comparability of the proposed fee to fees paid by comparable mutual funds;

•

The nature, quality and extent of the investment advisory services expected to be provided by the Investment Advisor, in light of the high quality services provided to the Fund’s other portfolios in the past and those portfolios’ historic performance, including achievement of stated investment objectives;

•	The Investment Advisor’s representations regarding its staffing and capabilities to manage the Portfolio, including the retention of personnel with significant portfolio management experience;

•	The Investment Advisor's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Portfolio;

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Advisor.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Directors, including the Independent Directors, unanimously approved the Agreement.

Fund Administration Agreement

The Fund has entered into an agreement with the Bank of New York (the "Bank") whereby the bank has agreed to provide certain administrative services to the Fund. The Bank has agreed to monitor and document compliance by the Fund with its policies and restrictions contained in its prospectus; monitor federal share registration requirements; participate in updating the Fund's SEC filings; coordinate the preparation, filing, printing and dissemination of periodic shareholder reports; prepare certain tax returns and monitor compliance with the Internal Revenue Code; prepare statistical reports for outside information services; determine dividend and capital gains distributions; and, make initial response to inquiries from the SEC and other regulatory authorities and advise the Fund of such inquiries. The Bank does not monitor the Socially Responsive portfolio for compliance with socially responsive criteria.

In return for the services provided by the Bank, the Fund will pay the Bank 0.03%, per annum, on the first $1 billion of assets of the Fund and 0.02% on the excess. There is a minimum annual fee of $35,000 per portfolio. The agreement was effective January 1, 2003, and therefore there were no fees paid for the year 2002. The fees paid to the Bank under this agreement for the years ended December 31, 2004 and December 31, 2003 were $232,948 and $163,612, respectively.

Rule 12b-1 Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions (the "Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each Portfolio (the "Plan Fee"), as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm. The plan will be operated as a compensation plan.

AUL uses the Plan Fee to pay Authorized Firms for distribution-related services and other investor services that the Authorized Firms provide with respect to the Advisor Class shares. These services include, but are not limited to, the following: (1) the printing and mailing of Fund prospectuses, SAIs, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to Advisor Class shares, (3) the provision of materials and activities intended to educate and train Authorized Firms’ sales personnel concerning the funds and Advisor Class shares, (4) obtaining information and providing explanations to contract owners concerning the funds, (5) the compensation of Authorized Firm sales personnel with respect to services that result in the sale or retention of Advisor Class shares, (6) the provision of personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Advisor Class shares, (7) the financing of other activities that the board determines are primarily intended to result in the sale of Advisor Class shares, (8) the receipt, aggregation and processing of purchase, exchange and redemption orders of beneficial owners of Advisor Class shares, (9) the provision of sub-accounting services for Advisor Class shares beneficially held, and (10) the processing of dividend payments for Advisor Class shares beneficially held.

The Board of Directors reviews annually the Plan and corresponding expenses. Among other things, the Plan provides that (1) any person authorized to direct the disposition of the monies paid or payable by the Fund pursuant to the Plan will submit to the Board of Directors at least quarterly, and the Board of Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Directors, including the Independent Board Members, acting in person at a meeting called for that purpose, (3) distribution-related payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding Advisor Class shares, and (4) while the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund shall be committed to the discretion of the Directors who are not "interested persons" of the Fund.

In approving the Plan for the Fund, the Board of Directors considered all the features of the distribution and service plan for the Advisor Class shares, including (1) the expectation that Advisor Class shares would be sold primarily to the separate accounts of insurance companies, (2) the expenses those insurance companies were likely to incur in marketing Advisor Class shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those insurance companies to educate their agents concerning the Fund and to compensate their agents for selling Advisor Class shares, and (4) the need to encourage those insurance companies to educate their contract owners concerning the Fund and to provide personal and account maintenance services to contract owners with respect to the Fund's Advisor Class shares attributable to their accounts.

Investment Advisor Proxy Voting Policies and Procedures

To the extent any client portfolio owns voting securities, the Investment Advisor will be confronted with proxy voting decisions. The Investment Advisor is intent on protecting the rights and investments of its clients, and plans to vote all proxy proposals in such a manner to achieve these goals. It is the intent of the Investment Advisor that proxy proposals are voted in such a manner that enhances the long-term viability of the companies held in the Portfolio while also being in the best interest of the Investment Advisor’s clients.

The Investment Advisor will provide a copy of its Policies and Procedures to clients upon request. Clients may also request a listing of how their proxies were voted by the Investment Advisor for the most recent twelve-month period ended June 30. This request should be in writing, and this information will be provided within a month of the request.

The Investment Division of AUL is responsible for overseeing the proxy voting process. Its responsibilities include determining potential conflicts of interest, voting the proxies, and maintaining records and proxies voted.

Procedures

Client Direction. AUL, when the advisory contract calls for it or if AUL is otherwise directed, will vote as instructed by the client.

Process of Voting Proxies.

Transmit Proxy to the Investment Advisor. When the Investment Advisor receives a proxy statement from a company whose voting securities are held in a client account, the proxy materials are forwarded to the Investment Division of AUL.

Conflict of Interest. Each proxy is reviewed by the Investment Division of AUL to assess the extent to which there may be a material conflict between the Investment Advisor’s interests or the interests of any affiliated party of the Investment Advisor and the interests of a client. In the event that a material conflict arises, the Investment Advisor will either:

a.	Disclose such conflict of interest to its client and obtain ratification from the client after voting the proxy; or

b.	Vote such proxy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event a proxy vote presents a conflict between the interests of a client, an affiliated person of the Investment Advisor, or the Investment Advisor, all such conflicts will be documented. Any material conflicts of interest that arise must be resolved in the best interests of the Investment Advisor’s clients.

Vote. Generally, all proxies of an individual company are voted in a similar manner. All proxies are voted and returned to the designated shareholder services company in a timely manner.

Review. Typically, most proxies contain a combination of issues presented by either the management of the portfolio company or individual shareholders. The Investment Advisor reviews proposals from corporate management and individual shareholders and determines, to the best of its ability, how each proposal will affect the viability of the company and the interests of its shareholders. Generally, shareholder interests are enhanced when a company adopts proposals that can further strengthen its business operations, while maintaining corporate integrity. All proposals will be reviewed from a long-term investment perspective.

When voting proxies, the Investment Advisor often finds proposals that are similar among various portfolio companies. However, care is taken so that each proposal is reviewed on its own merits. Slight nuances in the wording or content of the proposal could alter the ultimate voting decision.

Abstention. Generally, the Investment Advisor will not vote proxies in abstention.

Compliance Oversight. The Chief Compliance Officer of the Investment Advisor will periodically reconcile some or all proxies received against holdings on the record date of client accounts over which the Investment Advisor has voting authority to ensure that all voting securities held on the record date, and for which a voting obligation exists, are voted.

Recordkeeping. The Investment Advisor will maintain records and proxies voted pursuant to Rule 204-2 under the Advisors Act. The proxy voting books and records will be maintained in an easily accessible place for a period of no less than five years from the end of the fiscal year during which the last entry was made on such record, with the first two years in the offices of the Investment Advisor. As required by Rule 204-2(c) of the Advisors Act, such records will include:

a.	a copy of all proxy voting policies and procedures;

b..     proxy statements received regarding client securities (which may be satisfied by relying on retrieval from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request);

c.	a record of each vote cast by the Investment Advisor;

d.       a copy of any document created by the Investment Advisor that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

e.       a copy of each written client request for proxy voting records and any written response from the Investment Advisor to any (written or oral) client request for such records.

Listed below are some common proposals that could be presented either by corporate management or from individual shareholders. Although the Investment Advisor has general policies, final votes are determined by the specific wording of each proposal.

Management Proposals

Board of Directors. Nominations in Uncontested Elections. The Investment Advisor typically votes for reinstating directors to the board of the portfolio company. The primary exception would involve situations where the board clearly misused its position and repeatedly made questionable decisions that had a negative impact on the company’s shareholders.

Auditors. The Investment Advisor typically votes to reinstate the auditors of the portfolio company for another year. The primary exception would involve situations where the auditors have failed to give proper or ethical advice to corporate management and the board of directors.

Mergers and Acquisitions. The Investment Advisor typically votes for mergers and corporate restructurings if it is believed that such changes are in the best interest of the shareholders. Important considerations would include, but not be limited to, determining if a premium is priced into the merger transaction, analyzing the financial strength of the surviving entity, considering the specifics of the merger exchange (cash, share transfer, combination of cash and shares, or another method), and calculating any potential tax liability.

Corporate restructurings and spin-offs require an analysis of the proposed financials of each entity after the restructuring has occurred, as well as a consideration of any tax consequences.

The Investment Advisor typically votes against anti-takeover measures because the Investment Advisor believes that, while these measures are usually constructed to benefit corporate management, they tend to negatively impact the shareholders’ long-term returns. Such proposals would include staggered boards, shareholder rights plans, and change of control agreements. The Investment Advisor typically votes against super majority voting provisions.

Changes in Capital Structure. Corporate management will, at times, propose increases or decreases of common and preferred stock issuance. The Investment Advisor typically votes against the issuance of preferred stock, especially if it is a convertible issue. That would ultimately dilute the interests of the common shareholders.

The final voting decision with regard to the issuance of common stock depends on the intended use of the newly issued shares.

Proxy Contests. Proxy contests can exist when a disgruntled shareholder group attempts to secure board positions or an acquirer is waging a hostile takeover attempt. In these situations, the Investment Advisor will analyze the proposals from the incumbent management and those parties contesting the director nominations. Based on the information available at the time of the proxy vote, it is the intent of the Investment Advisor to vote for those nominees that have the greatest likelihood of enhancing shareholder investments.

Shareholder Proposals

Executive Compensation. The Investment Advisor is fully aware that it is crucial for each portfolio company’s ultimate success to attract and retain qualified employees. The Investment Advisor tends to have a negative opinion of stock option plans, pay packages and severance arrangements that only benefit upper management while diluting shareholders and creating an ever-widening pay disparity within the portfolio company. The Investment Advisor is much more inclined to approve proposals having the intent to reward and provide incentives for all employees of the company.

Social and Corporate Responsibility. Social and corporate responsibility issues are usually brought to vote by shareholders. Each proposal tends to be unique either in its subject or in how it is worded. Because of the uniqueness of each proposal, the Investment Advisor does not have a hard-and-fast policy as to how these proposals are voted. The Investment Advisor believes company management has an obligation to fulfill its social and corporate responsibilities. Many times companies have already, in the normal course of business, addressed the issues brought forth in the proposal. If such is the case, management will document their processes in the proxy statement, and the Investment Advisor will vote against the shareholder proposal. Some shareholder proposals may be considered too cost prohibitive or unreasonable in nature. Typically the Investment Advisor will vote against these proposals.

Cumulative Voting. The Investment Advisor typically votes against cumulative voting proposals.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the toll free number found on the cover page of the prospectus and on the SEC's website at http://www.sec.gov.

FUND EXPENSES

General Expenses of the Fund

The Fund is responsible for bearing all costs of its operations. Such costs include fees to the Investment Advisor, shareholder servicing costs, Directors’ fees and expenses, legal and auditing fees, custodian fees, registration fees, and others. Fund expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the portfolios of the Fund either in relation to the net assets of each portfolio or by an equitable division of such expenses if the net asset basis is inequitable. The Investment Advisor has currently agreed to reduce its fee with respect to the Portfolio to the extent necessary to prevent the Portfolio's ordinary operating expenses attributable to Class O shares from exceeding 1.20%, and Advisor Class shares from exceeding 1.50% of the Portfolio’s average daily net assets during the year. In the event that this fee arrangement is insufficient to prevent the Portfolio’s aggregate ordinary operating expenses attributable to Class O shares from exceeding 1.20% or Advisor Class shares from exceeding 1.50% of the Portfolio’s average daily net assets during the year, the Investment Advisor has further agreed to assume the Portfolio's expenses to the extent necessary to limit such expenses to 1.20% and 1.50% of the Portfolio's average daily net assets attributable to Class O shares and Advisor Class shares, respectively, during the year. Ordinary operating expenses include the advisory fee but do not include interest, taxes, brokerage commissions and other transactional expenses and, if any, legal claims and liabilities, litigation costs and indemnification payments in connection with litigation, and other extraordinary expenses. The Investment Advisor may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days written notice to the Fund and such policy will be terminated automatically by the termination of the Agreement. . The Investment Advisor may recoup any fee waivers in subsequent years, up to five years following when the fee waiver occurred, up to the fee cap for Total Annual Portfolio Operating Expenses for that year until all fee waivers have been reimbursed.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The day-to-day management of the Portfolio is the joint responsibility of Kathryn Hudspeth, CFA, Vice President, Equities, and Erik Leighton, MBA, Senior Research Analyst.

Kathryn Hudspeth also has responsibility for the day-to-day management of accounts/portfolios other than the portfolio described herein for which she serves as portfolio manager. As of September 30, 2005, information regarding these other accounts is set forth below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kathryn Hudspeth	2	927 million	0	0	1	$35 million
Erik Leighton	0	0	0	0	0	0

As of November 30, 2005, the portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets in each category, with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kathryn Hudspeth	0	0	0	0	0	0

Erik Leighton	0	0	0	0	0	0

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. The Investment Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ms. Hudspeth receives a fixed base salary and participates in a strategic flexible compensation plan available to officers of the Investment Adviser. The plan pays variable compensation based primarily on company financial performance with a small percentage based on her meeting personal goals related to supervisory and administrative tasks appropriate to her position within the company. She also participates in an incentive compensation plan which compensates her for exceeding the one an three year benchmark returns of a broad based index (e.g., S&P 500) as set forth in the total returns table in the Fund’s prospectus, though other benchmarks may be used as well). Ms. Hudspeth beneficially owns between $100,000 and $500,000 of the Fund.

Mr. Leighton has been a member of the equity portfolio management team since the Portfolio’s inception and has been with AUL since 2001. After obtaining his MBA, he worked as a research analyst providing equity analysis and economic information for the OneAmerica Value and OneAmerica Asset Director portfolios. Prior to his involvement with the Investment Advisor, he worked as Director of Management Training for NBD Bank. Mr. Leighton receives a fixed salary. He beneficially owns between $10,000 and $50,000 of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Potential Conflicts of Interest

Some securities considered for investment by the Adviser may also be appropriate for the Adviser's general account as well as for other accounts served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these accounts served by the Adviser is considered at or about the same time, it is the policy of the Adviser to aggregate the trades in order to assist with its obligation to seek best execution for its clients. It is also the policy of the Adviser not to favor any one account or portfolio over another in the event that security trades are aggregated. Any purchase or sale orders executed contemporaneously are allocated at the average price and as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account or portfolio. However, additional factors will also be taken into consideration when determining proper share allocation, so that the final allocation may not be based solely on a pro rata calculation. These factors include, but are not limited to, the following:

1)	Percentage of the trade executed
2)	Total number of shares traded
3)	Cash flow issues for each portfolio
4)	Equity allocation for each portfolio prior to trade execution
5)	Targeted stock allocation for each portfolio prior to trade execution

While it is conceivable that in certain instances these procedures could adversely affect the price or number of shares involved in a particular portfolio transaction, it is believed that these procedures generally contribute to better overall execution.

The Adviser's Investment Sub-Committee reviews all trades executed on behalf of advisory clients. All pencil tickets, which depict both the original and the final share allocations for each portfolio, are reviewed by the Chief Compliance Officer of the Fund.

Brokerage and Research Services

The Portfolio generally pays a fee or incurs an expense in connection with effecting transactions in securities. Transactions on national stock exchanges and other agency transactions involve the payment by the Portfolio of brokerage commissions. Such commissions may be negotiable and may vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of fixed-income securities, most of which are traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisor places orders for the purchase and sale of portfolio securities and options for the Portfolio through a substantial number of broker-dealers. In executing transactions, the Investment Advisor will attempt to obtain the best execution for the Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of the Portfolio, the Investment Advisor may pay higher commission rates than the lowest available when the Investment Advisor believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below.

For many years, it has been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Investment Advisor may receive research services from many broker-dealers with which the Investment Advisor places portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, investment software and databases, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Investment Advisor in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Investment Advisor and their affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Investment Advisor may cause the Fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in that Act) to the Investment Advisor, an amount of disclosed commission for effecting a securities transaction in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction.

The Portfolio has not yet commenced operations. Thus, the Investment Advisor has not paid brokerage commissions for transactions in the Portfolio.

Portfolio Turnover

For reporting purposes, the Portfolio's turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Portfolio (other than short-term securities) were replaced once during the fiscal year. The turnover rate for each of the portfolios that had investment operations during the periods shown is listed in the section titled "Financial Highlights" in the prospectus.

The turnover rate for the Portfolio will vary from year to year, and, depending on market conditions, turnover could be greater in periods of unusual market movements and volatility. A higher turnover rate would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Portfolio and ultimately by the Portfolio’s shareholders.

PERFORMANCE INFORMATION

The Fund may, from time to time, include the yield and the total return of the Portfolio in advertisements or sales literature. Performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Fund offers its shares.

Quotations of yield for the Portfolio will be based on a particular 30-day (or one month) period ending on the date of the most recent balance sheet included in a post-effective amendment to a registration statement and will be calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD	= 2[( a-b+ 1)[6] - 1]
cd

where

a = dividends and interests earned during the period,
b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio's Class O shares, and the Portfolio's Class O shares adjusted to reflect the Advisor Class 12b-1 fees for Advisor Class returns, over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)**n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Merrill Lynch 90 Day T-Bill Index, and the Lehman Aggregate Index, or other indices that measure performance of a pertinent group of securities; (2) other groups of mutual funds tracked by services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Quotations of yield or total return for the Fund will not take into account charges and deductions against any Separate Account or Accounts to which the Fund shares are sold or charges and deductions against the life or annuity contracts issued by AUL.

Performance information for the Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio’s investment objectives and policies, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXATION

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of American United Life Insurance Company(R) for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state; local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.

PROSPECTIVE INSURANCE COMPANY SHAREHOLDERS ARE URGED TO CONSULT THEIR ADVISERS WITH REGARD TO THE TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP, OR DISPOSITION OF INTERESTS IN THE FUND, AS WELL AS THE TAX CONSEQUENCES ARISING UNDER THE LAWS OF ANY STATE, FOREIGN COUNTRY, OR OTHER TAXING JURISDICTION.

Federal Income Tax Status

The Portfolio intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies, of any two or more issuers that the Portfolio controls and that are determined to be engaged in the same business or similar or related businesses, or of one or more qualified publicly traded partnerships). Certain hedging transactions that may be undertaken by the Portfolio may be limited by the requirements relating to the Portfolio’s status as a regulated investment company.

As a regulated investment company, the Portfolio generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Portfolio’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Portfolio intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net capital gains.

Diversification Rules

Interests in the Portfolio will be held by insurance company separate accounts that are subject to the requirements of section 817(h) of the Code and the Treasury Regulations thereunder, which impose certain investment diversification requirements (the "Diversification Rules") with respect to assets held in such separate accounts. These rules apply to the investments made by separate accounts or their subaccounts (such accounts or subaccounts are referred to as "segregated asset accounts") that are used to fund benefits under variable life insurance and annuity contracts. The Portfolio intends to comply with the Diversification Rules.

To satisfy the Diversification Rules, the regulations generally require that on the last day of each quarter of a calendar year: no more than 55% of the value of the Portfolio’s assets can be represented by any one investment; no more than 70% can be represented by any two investments; no more than 80% can be represented by any three investments; and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer.

In addition, if one or more life insurance companies, as defined in the Code, own all of the interests in a regulated investment company ("RIC") or "grantor" trust, or any interest in a partnership, a "look-through" rule applies to interests held by the Portfolio in such RIC, trust, or partnership. Under this rule, Portfolio diversification is tested by treating the Portfolio as though it held directly a pro rata portion of the assets held by the RIC, trust, or partnership.

In the event that the Portfolio fails to meet the Diversification Rules, then any variable contract based on the Portfolio would not be treated as a life insurance or annuity contract for federal income tax purposes. For this purpose, a contract will be based on the Portfolio if amounts received under such contract, or earnings thereon, are allocated to the Portfolio. If a variable contract is no longer treated as a life insurance or annuity contract, then the owner of the contract would be subject to current taxation on the income on the contract for taxable years in which such failure occurs, and thereafter. If the contract is a life insurance contract under local law, however, then certain amounts paid as death benefits will be treated as amounts paid under a life insurance contract for federal income tax purposes. If the failure to meet the Diversification Rules is shown to be inadvertent, the insurance company that issued the variable contract may be permitted to bring the segregated asset account into compliance with those rules. In such case, the Diversification Rules contemplate the payment of a "toll charge" based on the tax that owners of the variable contracts that are based on the "failed” segregated asset account would have paid on the income on the contract during the period when the account failed to meet the Diversification Rules. Accordingly, compliance with the Diversification Rules, as they may be modified from time to time, is important, and will be carefully monitored by the Investment Advisor of the Portfolio. Compliance with the Diversification Rules may have the effect of reducing the return of the Portfolio, as the investments and strategies utilized by the Portfolio may be different from what the Portfolio's Investment Advisor might otherwise believe to be desirable.

SHAREHOLDER INFORMATION

Description of Fund Shares

The Fund was incorporated under the laws of Maryland on July 26, 1989. The capitalization of the Fund consists of 620,000,000 authorized shares of common stock with a par value of $0.001 each with 8,000,000 unallocated shares. When issued, shares of the Fund are fully paid, non-assessable, and freely transferable. The Board of Directors may establish additional portfolios or classes (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Fund’s shareholders. Shares do not have preemptive rights or subscription rights. In liquidation of the Portfolio or the Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Portfolio.

Voting Rights

Shareholders of the Fund are given certain voting rights. Each share of the Portfolio will be given one vote, and each fractional share will be given a proportionate fractional vote, unless a different allocation of voting rights is required under applicable law for a mutual Fund that is an investment medium for variable insurance products.

Under the Fund’s charter, the Fund is not required to hold annual meetings of shareholders to elect directors or for other purposes and it is not anticipated that the Fund will hold shareholders’ meetings unless required by law or the Fund's charter. In this regard, the Fund will be required to hold a meeting to elect directors to fill any existing vacancies on the Board if, at any time, fewer than a majority of the directors have been elected by the shareholders of the Fund. In addition, the charter provides that the holders of not less than two-thirds of the outstanding shares of the Fund may remove a person serving as director either by declaration in writing or at a meeting called for such purpose. The Fund's shares do not have cumulative voting rights.

In accordance with current law, it is anticipated that AUL will request voting instructions from owners or participants of any contracts that are funded by separate accounts that are registered investment companies under the 1940 Act and will vote shares in any such separate account attributable to the contracts in proportion to the voting instructions received. AUL may vote shares of any Portfolio, if any, that it owns beneficially in its own discretion. It is anticipated that one or more of AUL’s separate accounts will be the sole record shareholders of the Fund.

Net Asset Value of the Fund's Shares

As indicated under "Net Asset Value" in the prospectus, the Fund's net asset value per share for the purpose of pricing purchase and redemption orders generally is determined once each business day, Monday through Friday, on which the New York Stock Exchange ("NYSE") is open for trading, as of the close of the NYSE (normally, 4:00 P.M. eastern standard time (EST)). Net asset value will not be determined on days that the NYSE is closed, on any federal holidays or on days when AUL is not open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

The net asset value per share of the Portfolio’s shares will fluctuate in response to changes in market conditions and other factors. Short-term fixed income securities held by the Portfolio may be valued using the amortized cost method of valuation. This method involves valuing a money market security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the

Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

Purchases and Redemptions

Shares of the Portfolio may be purchased or redeemed on any day that AUL is open for business. Shares of the Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate account. The Portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of shares, in whole or in part. Redemptions will be effected by the separate accounts to meet obligations under the contracts. Redemptions are made at the per share net asset value next determined after receipt of the redemption request by AUL at its home office, on behalf of a separate account.

Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The Fund may suspend the right of redemption of shares of any Portfolio for any period: (a) during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted; (b) when the Securities and Exchange Commission (the "SEC") determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (c) as the SEC may by order permit for the protection of the security holders of the Fund; or (d) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Custodian, Transfer Agent, and Dividend Disbursing Agent

The Bank of New York, One Wall Street, New York, New York, serves as the Fund’s Custodian and Dividend Dispersing Agent. AUL serves as the Fund's Transfer Agent.

Independent Auditors

[To be inserted with Registrant's Rule 485(b) post effective amendment prior to effectiveness of this post effective amendment.]

Legal Counsel

Dechert LLP, Washington, D.C., acts as outside counsel to the Fund.

Code of Ethics

The Fund and the Investment Advisor have adopted a Code of Ethics. Under the provisions of the Codes of Ethics, certain personnel of the Fund and the Investment Advisor may not knowingly, within certain time periods, purchase or sell any security in which the Fund may invest unless it is determined that, in view of the nature of and the market for the security, such a purchase or sale will not affect the price paid or received by the Fund for the security. Copies of these Codes of Ethics may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission. For more information about the Public Reference Room, call 1-202-942-8090. They are also available from the SEC's EDGAR database information at http://www.sec.gov. Copies of the Codes can also be obtained, after payment of a fee for duplication, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

FINANCIAL STATEMENTS

Since the Portfolio has not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.

APPENDIX I

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds

Bonds rated Aa by Moody’s Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody’s highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Moody's Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated AA by Standard & Poor’s are judged by Standard & Poor’s to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor’s to be the highest-grade obligations and possess the ultimate degree of protection as to principal and interest. Bond prices move inversely with interest rates. Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

Standard & Poor’s BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, such as recessions and robust economic growth, necessitates constant attention. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

Commercial Paper

The prime rating ("P") is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

Commercial paper rated A by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (3) the issuer should have access to at least two additional channels of borrowing; (4) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (5) typically the issuer’s industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

We have not authorized anyone to provide you with information that is different from the information in this SAI. You should only rely on the information in this SAI or in the Portfolio’s prospectus or in other information provided to you by us.

There is a prospectus that has general information about the Fund and the Portfolio. The Fund also files annual and semi-annual reports with the SEC. These reports provide more information about the Fund’s investments. The annual report also discusses market conditions and investment strategies that significantly affected the Fund's performance.

You may request a free copy of the prospectus or a copy of the Fund’s annual or semi-annual reports by writing us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us.

Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. or may be obtained by calling the SEC at (202) 942-8090. Reports and other information is also available on the SEC's Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by e-mailing your request to public.info@sec.gov. The SEC will charge a duplicating fee for this service. Please reference the Fund's Investment Company Act file number in your correspondence.

The Fund has filed a registration statement with the SEC under the Securities Act of 1933 and the 1940 Act, as amended, that provides additional information about the Fund’s securities.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

OneAmerica Funds, Inc.

OneAmerica Socially Responsive Portfolio

Variable Life and Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46282

STATEMENT OF ADDITIONAL INFORMATION

DATED: March 7, 2006

Investment Company Filing No.: 811-05850

Part C: Other Information

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ITEM 23: Exhibits

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(a)(1)	Articles of Incorporation of Registrant	(1)
(a)(2)	Articles Supplementary of Registrant	(1,4,5,7,10)
(a)(3)	Form of Articles Supplementary	(6)(11)
(b)	By-laws of Registrant	(1,10)
(c)	Not applicable
(d)	Investment Advisory Contract and Addenda to Agreement

between Registrant and American United Life Insurance

Company and the Expense Limitation Agreement between

	Registrant and American United Life Insurance Company	(1,2,5,7,8)
(e)	Not applicable
(f)	Not applicable
(g)	Form of Custody Agreement between Registrant and Bank of
	New York, Fee Schedule, and Amendment(s)	(1)
(h)(1)	Form of Fund Accounting Agreement between Registrant
	and Bank of New York, Fee Schedule, and Amendment(s)	(1,7)
(h)(2)	Form of Administration Agreement between Registrant and
	Bank of New York, Fee Schedule and Amendment(s)	(7)
(i)	Opinion and Consent of Counsel	(1)
(j)	Consent of Independent Auditors.	(10)
(k)	Not applicable
(l)	Not applicable
(m)(1)	Form of 12b-1 Plan	(6)
(m)(2)	Form of Related Agreement	(6)
(n)	Form of 18f-3 Plan	(6)
(o)	Reserved
(p)	Code of Ethics	(3)
(q)(1)	Powers of Attorney (“POA”)	(12)
(q)(2)	Certified Board Resolution Authorizing Filing with POA	(12)

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(1)	Filed in Registrant’s Post Effective Amendment No. 11, Form N-1A, File No.

33-30156, on April 30, 1998.

(2)	Filed in Registrant’s Post Effective Amendment No. 13, Form N-1A, File No.

33-30156, on April 30, 1999.

(3)	Filed in Registrant’s Post Effective Amendment No. 14, Form N-1A, File No.

33-30156, on April 26, 2000.

(4)	Filed in Registrant’s Post Effective Amendment No. 15, Form N-1A, File No.

33-30156, on April 27, 2001.

(5)	Filed in Registrant’s Post Effective Amendment No. 16, Form N-1A, File No.

33-30156, on May 1, 2002.

(6)	Filed in Registrant’s Post Effective Amendment No. 17, Form N-1A, File No.

33-30156, on January 31, 2003.

(7)	Filed in Registrant’s Post Effective Amendment No. 18, Form N-1A, File No.

33-30156, on March 28, 2003.

(8)	Filed in Registrant’s Post Effective Amendment No. 20, Form N-1A, File No.

33-30156, on April 28, 2004.

(9)	Filed in Registrant’s Post Effective Amendment No. 21, Form N-1A, File No.

33-30156, on February 28, 2005.

(10)	Filed in Registrant’s Post Effective Amendment No. 22, Form N-1A, File No.

33-30156, on April 29, 2005.

(11)	Filed in Registrant’s Post Effective Amendment No. 23, Form N-1A, File No.

33-30156, on December 23, 2005.

(12)	Filed in Registrant’s Post Effective Amendment No. 24, Form N-1A, File No.

33-30156, on February 28, 2006.

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Item 24: Persons Controlled by or Under Common Control with the Fund

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AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION (“CNL”) is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company (“CNLI”) and CNL / Insurance America, Inc. (“CIA”) as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI’s preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD (“First Financial”) is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY (“Fountain Square”) was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. (“Integra”) Integra, is a Turks and Caicos British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY (“Old Kent”) is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2004, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2004, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY (“PML”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. (“RE Moulton”) is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

LFS REINSURANCE CO., LTD. (“LFS”) is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a subsidiary of its parent, Lendmark Financial Services Inc. On June 29, 2004, AUL invested $400,000 and received 1,325 shares of preferred stock in LFS, until then a wholly-owned subsidiary of Lendmark Financial Services Inc. As a result of this transaction, AUL has acquired a 21.72% equity interest in that company.

REGISTRANT, ONEAMERICA FUNDS, INC. (the “Fund”) (formerly AUL American Series Fund, Inc. (File No. 811-5850), was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of February 7, 2005, there are 620 million authorized shares; currently, 602 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2004. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

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Item 25: Indemnification

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Reference is made to Article VII of the Registrant’s Articles of Incorporation and to Article XI of the Registrant’s By-laws, both of which are incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund’s Articles of Incorporation, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

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ITEM 26: Business and Other Connections of the Investment Adviser

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The business and other connections of Registrant’s investment adviser are described in Part B of this Registrations Statement and in Item 24 above.

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ITEM 26: Business and Other Connections of the Investment Adviser (Con’t.)

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Information relating to the Adviser’s officers and directors is provided herein.

Positions and Offices with AUL

and Principal Occupations During

Name and Address	the Past Five Years
----------------	--------------------------------

Dayton H. Molendorp*

Chairman of the Board, President and Chief Executive Officer, AUL (9/04 - present); Chairman of the Board, OneAmerica Financial Partners, Inc. (9/04 - present); Chairman of the Board and President, The State Life Insurance Company (2/03 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President, Individual Division, AUL (9/99 - 2/03); Director, AUL, (12/00 - present); Chairman of the Board, President and Director, Pioneer Mutual Life Insurance Company (2/02 - present)

J. Scott Davison*	Chief Financial Officer, AUL (6/04 - present); Senior Vice President,

Strategic Planning and Corporate Development, AUL (7/02 - present); Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*	Senior Vice President, Corporate Finance (1/00 - present); Director, AUL, (12/00 - present)

Mark C. Roller*	Senior Vice President, Human Resources & Corporate Support, (12/01 - present); Director, AUL (12/01 - present)

G. David Sapp*	Senior Vice President, Investments (1/92 - present); Director, AUL (12/00 - present)

John C. Swhear*	Investment Adviser Chief Compliance Officer, AUL (8/2004 - present);

Assistant General Counsel, AUL (5/2003 - present); Senior Counsel,

AUL (8/2000 - present)

Thomas M. Zurek*

General Counsel & Secretary (8/02 - present); Director, AUL (8/02 - present); Secretary, State Life Insurance Company (8/02 - present); Partner, Nymast, Good, Voigts, West, Hansel and O’Brien (1992-1998; 2001-8/2002)

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*One American Square, Indianapolis, Indiana 46282

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ITEM 27: Principal Underwriters

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Not applicable.

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Item 28: Location of Accounts and Records

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The Registrant and its Advisor maintain at the Fund’s principal office located at One American Square, Indianapolis, Indiana, 46282, physical possession of each account, book or other document, and shareholder records as required by Section 31(a) of the 1940 Act and rules thereunder. Certain records with respect to the Portfolios of the Fund may be kept by the Fund’s custodian.

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Item 29: Management Services

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There are no management-related service contracts not discussed in Part A or Part B.

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ITEM 30: Undertakings

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Not applicable.

SIGNATURES

Pursuant to the requirements of (the Securities Act and) the Investment Company Act, the Fund has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on the 28th day of February, 2006.

OneAmerica Funds, Inc.

By: Dayton H. Molendorp*, President

*By: /s/	John C. Swhear

John C. Swhear as Attorney-in-fact

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
	Director & Chairman of the	February 28, 2006
Donald J. Stuhldreher*	Board

Director	February 28, 2006

Stephen J. Helmich*

Treasurer (Principal	February 28, 2006
Constance E. Lund*	Financial and Accounting

Officer)

President	February 28, 2006

Dayton H. Molendorp*

Director	February 28, 2006

James W. Murphy*

Director	February 28, 2006

Gilbert F. Viets*

Director	February 28, 2006

Jean L. Wojtowicz*

By:  /s/  John C. Swhear

John C. Swhear as Attorney-in-fact

Date: February 28, 2006

EXHIBIT LIST

Exhibit No.

in Form N1-A	Exhibit
Item	Numbered As	Name of Exhibit
------------	-----------	-----------------------------------------
Item 22(q)(1)	EX-99	Powers of Attorney
Item 22(q)(2)	EX-99	Certified Board Resolution Authorizing
Filing with Power of Attorney